As filed with the Securities and Exchange Commission on July 3, 2019
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21169
NEUBERGER BERMAN NEW YORK MUNICIPAL FUND INC.
(Exact name of registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of principal executive offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman New York Municipal Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Date of fiscal year end: October 31
Date of reporting period: April 30, 2019
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Report to Stockholders.

Following is a copy of the semi-annual report transmitted to stockholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman Municipal Closed-End Funds Neuberger Berman California Municipal Fund Inc. Neuberger Berman Municipal Fund Inc. Neuberger Berman New York Municipal Fund Inc.

Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.nb.com/CEFliterature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800.877.9700 or by sending an e-mail request to fundinfo@nb.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.877.9700 or send an email request to fundinfo@nb.com to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Contents

President’s Letter	1

PORTFOLIO COMMENTARIES	2

SCHEDULES OF INVESTMENTS
California Municipal Fund Inc.	6
Municipal Fund Inc.	11
New York Municipal Fund Inc.	22

FINANCIAL STATEMENTS	28

FINANCIAL HIGHLIGHTS/PER SHARE DATA
California Municipal Fund Inc.	40
Municipal Fund Inc.	41
New York Municipal Fund Inc.	42

Distribution Reinvestment Plan for each Fund	45
Directory	48
Proxy Voting Policies and Procedures	49
Quarterly Portfolio Schedule	49
Privacy Notice	Located after the Funds’ Report

The “Neuberger Berman” name and logo and “Neuberger Berman Investment Advisers LLC” name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Investment Advisers LLC. ©2019 Neuberger Berman Investment Advisers LLC. All rights reserved.

President’s Letter

Dear Stockholder,

I am pleased to present this semi-annual report for Neuberger Berman California Municipal Fund Inc. (NBW), Neuberger Berman Municipal Fund Inc. (NBH) and Neuberger Berman New York Municipal Fund Inc. (NBO and, together with NBW and NBH, the Funds) for the six months ended April 30, 2019. The report includes portfolio commentaries, listings of the Funds’ investments and their unaudited financial statements for the reporting period.

Each Fund’s investment objective is to provide a high level of current income exempt from federal income tax and, for the state-specific Funds, NBW seeks to provide income that is also exempt from California’s personal income taxes and NBO seeks to provide income that is also exempt from New York State and New York City personal income tax. (The Funds may invest in securities the interest on which is subject to the federal Alternative Minimum Tax.)

We maintain a conservative investment philosophy and disciplined investment process in an effort to provide you with tax-exempt current income over the long term with less volatility and risk.

On April 2, 2019, each Fund announced that it had extended the term of its existing Variable Rate Municipal Term Preferred Shares (VMTP Shares) to March 31, 2022. Each Fund’s VMTP Shares previously had a term redemption date of on or about June 30, 2019. In addition, each Fund redeemed a portion of its outstanding VMTP Shares on April 1, 2019. The redemption price for the VMTP Shares was the $100,000 liquidation preference per share, plus the final accumulated distribution amounts owed. NBH redeemed 90 VMTP Shares and has 1,704 VMTP Shares outstanding. NBW redeemed 40 VMTP Shares and has 550 VMTP Shares outstanding. NBO redeemed 20 VMTP Shares and has 463 VMTP Shares outstanding.

Thank you for your confidence in the Funds. We will continue to do our best to retain your trust in the years to come.

Sincerely,

Joseph V. Amato
President and CEO
Neuberger Berman California Municipal Fund Inc.
Neuberger Berman Municipal Fund Inc.
Neuberger Berman New York Municipal Fund Inc.

1

Neuberger Berman Municipal Closed-End Funds Portfolio Commentaries

For six months ended April 30, 2019, on a net asset value (NAV) basis, two of the three Neuberger Berman Municipal Closed-End Funds outperformed their benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index (the Index). Neuberger Berman California Municipal Fund Inc. (NBW), Neuberger Berman Municipal Fund Inc. (NBH) and Neuberger Berman New York Municipal Fund Inc. (NBO and, together with NBW and NBH, the Funds) posted 7.47%, 6.27% and 5.99% total returns for the reporting period, respectively, whereas the Index generated a 6.19% total return for the same period. (Fund performance on a market price basis is provided in the table immediately following this commentary.) The use of leverage (typically a performance enhancer in up markets and a detractor during market retreats) contributed to performance given the positive price return for the municipal market during the reporting period.

The investment grade municipal bond market posted a positive absolute return and outperformed the taxable bond market on a relative basis during the reporting period. All told, the investment grade municipal bond market, as measured by the Bloomberg Barclays Municipal Bond Index, returned 5.68% for the six months ended April 30, 2019, whereas the overall taxable bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.49% for the period. Both short- and long-term U.S. Treasury yields declined as the U.S. Federal Reserve Board (Fed) indicated that it did not expect to raise rates in 2019. The Fed also said it would end its balance sheet reduction program in September 2019. Municipal securities were also supported by overall positive fundamentals, as well as solid investor demand at times and moderating new supply.

The Funds’ yield curve positioning detracted from performance, due to an underweight to the 10-year portion of the curve. The Funds’ allocation to certain tobacco securitization bonds was not rewarded as these bonds underperformed over the period. The Funds maintained a lower quality relative to that of the Index as they sought to generate additional yield. This was positive for results given the relative outperformance of lower quality bonds. Finally, for NBH, an allocation to Illinois state general obligation bonds contributed to results.

There were a number of adjustments made to the portfolios during the reporting period. In particular, we selectively added to each Fund’s allocation to lower rated securities to take advantage of what we felt were attractive opportunities in that portion of the municipal bond market. We also increased each Fund’s exposure to long-term securities.

In our view, the U.S. economy has enough momentum to continue expanding, albeit at a more moderate pace than during the recent past. Against this backdrop, we anticipate inflation to remain benign and the Fed to be data-dependent in terms of future monetary policy adjustments. With regard to the municipal bond market, technicals continue to look promising, in our opinion, especially for lower-rated securities. We believe municipal fundamentals, overall, are also favorable, although valuations are less attractive given the market’s strong results in recent months. At this stage of the economic and credit cycle, we believe security selection will take on added importance. As such, we continue to conduct thorough research of individual securities and closely follow the primary and secondary markets to find what we believe are attractive buying opportunities.

Sincerely,

James L. Iselin and S. Blake Miller
Portfolio Co-Managers

The portfolio composition, industries and holdings of each Fund are subject to change without notice.

The opinions expressed are those of the Funds’ portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

The value of securities owned by a Fund, as well as the market value of shares of the Fund’s common stock, may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; regulatory or legislative developments; price and interest rate fluctuations, including those resulting from changes in central bank policies; and changes in investor sentiment.

2

TICKER SYMBOLS
California Municipal Fund Inc.	NBW
Municipal Fund Inc.	NBH
New York Municipal Fund Inc.	NBO

CALIFORNIA MUNICIPAL
FUND INC. PORTFOLIO
BY STATE AND TERRITORY
(as a % of Total Investments*)
American Samoa	0.4%
California	87.8
Georgia	0.4
Guam	0.8
Illinois	0.8
Louisiana	0.4
Nevada	0.7
New Jersey	0.6
New York	0.5
North Carolina	0.4
Ohio	2.7
Pennsylvania	1.6
Puerto Rico	2.4
Texas	0.5
Total	100.0%

*	Does not include the impact of the Fund’s open positions in derivatives, if any.

NEW YORK MUNICIPAL
FUND INC. PORTFOLIO
BY STATE AND TERRITORY
(as a % of Total Investments*)
American Samoa	0.4%
California	3.8
Georgia	0.4
Guam	1.9
Illinois	0.9
Louisiana	0.5
Nevada	0.9
New York	85.2
Ohio	0.4
Pennsylvania	1.9
Puerto Rico	1.6
Texas	0.6
Other	1.5
Total	100.0%

*	Does not include the impact of the Fund’s open positions in derivatives, if any.
PERFORMANCE HIGHLIGHTS[1]
			Average Annual Total Return
		Six Month	Ended 04/30/2019
	Inception	Period Ended				Life of
At NAV[2]	Date	04/30/2019	1 Year	5 Years	10 Years	Fund
California Municipal Fund Inc.	09/24/2002	7.47%	6.97%	5.08%	6.39%	5.63%
Municipal Fund Inc.	09/24/2002	6.27%	6.35%	5.33%	6.80%	5.97%
New York Municipal Fund Inc.	09/24/2002	5.99%	6.35%	4.19%	5.51%	5.05%
At Market Price[3]
California Municipal Fund Inc.	09/24/2002	11.17%	8.73%	1.95%	5.79%	4.48%
Municipal Fund Inc.	09/24/2002	18.69%	13.84%	5.14%	7.37%	5.48%
New York Municipal Fund Inc.	09/24/2002	14.01%	11.66%	2.26%	5.05%	4.10%
Index
Bloomberg Barclays 10-Year
Municipal Bond Index[4]		6.19%	6.84%	3.64%	4.66%	4.48%

Listed closed-end funds, unlike open-end funds, are not continually offered. Generally, there is an initial public offering and, once issued, shares of common stock of closed-end funds are sold in the secondary market on a stock exchange.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For more current performance data, please visit www.nb.com/cef-performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a stockholder would pay on Fund distributions or on the sale of shares of a Fund’s common stock.

The investment return and market price will fluctuate and shares of a Fund’s common stock may trade at prices above or below NAV. Shares of a Fund’s common stock, when sold, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC (“Management”) had not waived a portion of its investment management fees during certain of the periods shown. The waived fees are from prior years that are no longer disclosed in the Financial Highlights.

MUNICIPAL FUND INC. PORTFOLIO BY STATE AND TERRITORY
(as a % of Total Investments*)
Alabama	0.5%	Missouri	0.5
Alaska	0.0	Nevada	1.2
American Samoa	0.4	New Hampshire	0.3
Arizona	1.8	New Jersey	4.3
California	21.3	New Mexico	0.3
Colorado	3.2	New York	8.2
Connecticut	0.2	North Carolina	1.3
District of Columbia	1.7	Ohio	4.1
Florida	4.3	Oklahoma	0.7
Georgia	0.6	Oregon	0.0
Guam	1.1	Pennsylvania	3.8
Hawaii	1.7	Puerto Rico	1.6
Illinois	14.4	South Carolina	0.7
Indiana	0.9	Tennessee	1.1
Iowa	0.2	Texas	3.0
Kentucky	0.3	Utah	2.0
Louisiana	1.3	Vermont	1.7
Massachusetts	2.2	Virginia	0.2
Michigan	1.7	Washington	2.6
Minnesota	0.6	Wisconsin	3.1
Mississippi	0.9	Total	100.0%

*	Does not include the impact of the Fund’s open positions in derivatives, if any.

3

Endnotes

1	A portion of each Fund’s income may be a tax preference item for purposes of the federal alternative minimum tax for certain stockholders.

2	Returns based on the NAV of each Fund.

3	Returns based on the market price of shares of each Fund’s common stock on the NYSE American.

4	Please see “Description of Index” on page 5 for a description of the index.

For more complete information on any of the Neuberger Berman Municipal Closed-End Funds, call Neuberger Berman Investment Advisers LLC at (800) 877-9700, or visit our website at www.nb.com.

4

Description of Index

Bloomberg Barclays 10-Year Municipal Bond Index:	The index is the 10-year (8-12 years to maturity) component of the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays Municipal Bond Index measures the investment grade, U.S. dollar-denominated, long-term, tax-exempt bond market and has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Management and include reinvestment of all income dividends and other distributions, if any. Each Fund may invest in securities not included in the above described index and generally does not invest in all securities included in the index.

5

Schedule of Investments California Municipal Fund Inc.(a)^
(Unaudited) April 30, 2019

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Municipal Notes 164.1%

American Samoa 0.7%
$600	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	$612

California 144.2%
1,000	Bay Area Toll Au. Toll Bridge Rev., Ser. 2013-S-4, 5.00%, due 4/1/2027 Pre-Refunded 4/1/2023	1,135
	California Ed. Facs. Au. Ref. Rev. (Univ. of Redlands)
250	Ser. 2016-A, 5.00%, due 10/1/2028	299
260	Ser. 2016-A, 3.00%, due 10/1/2029	268
400	Ser. 2016-A, 3.00%, due 10/1/2030	408
1,000	California Ed. Facs. Au. Rev. (Green Bond-Loyola Marymount Univ.), Ser. 2018-B, 5.00%,	1,170
	due 10/1/2048
1,000	California Hlth. Facs. Fin. Au. Rev. (Children’s Hosp. Los Angeles), Ser. 2012-A, 5.00%,	1,101
	due 11/15/2026
1,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Lease Rev. (King City Joint Union High Sch.	1,027
	Dist. Fin.), Ser. 2010, 5.13%, due 8/15/2024
1,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.), Ser. 2014, 5.63%,	1,026	(b)(c)
	due 7/1/2044
500	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.), Ser. 2014, 5.13%,	530
	due 7/1/2029
255	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.), Ser. 2015-A, 4.50%,	262
	due 10/1/2025
1,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%,	1,088	(b)
	due 7/1/2031
500	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	565	(b)
	California Muni. Fin. Au. Rev. (Biola Univ.)
375	Ser. 2013, 4.00%, due 10/1/2025	402
410	Ser. 2013, 4.00%, due 10/1/2026	439
455	Ser. 2013, 4.00%, due 10/1/2027	485
600	California Muni. Fin. Au. Rev. (Southwestern Law Sch.), Ser. 2011, 6.00%, due 11/1/2026	666
	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group)
605	Ser. 2014-A, 4.00%, due 1/1/2027	630
630	Ser. 2014-A, 4.00%, due 1/1/2028	653
330	Ser. 2014-A, 4.00%, due 1/1/2029	340
2,000	California Muni. Fin. Au. Std. Hsg. Rev. (CHF-Davis I, LLC-West Village Std. Hsg. Proj.), Ser. 2018,	2,098
	(BAM Insured), 4.00%, due 5/15/2048
400	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%,	448	(b)
	due 7/1/2030
1,500	California Sch. Fac. Fin. Au. Rev. (Green Dot Pub. Sch. Proj.), Ser. 2018-A, 5.00%, due 8/1/2048	1,669	(b)
	California Sch. Fac. Fin. Au. Rev. (KIPP LA Proj.)
400	Ser. 2017-A, 4.00%, due 7/1/2023	427	(b)
400	Ser. 2014-A, 4.13%, due 7/1/2024	418
375	Ser. 2017-A, 5.00%, due 7/1/2025	429	(b)
130	Ser. 2017-A, 5.00%, due 7/1/2027	153	(b)
2,195	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 3.00%, due 6/1/2029	2,230
	California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. (Wtr. Sys.)
15	Ser. 2012-AN, 5.00%, due 12/1/2021	16
540	Ser. 2012-AN, 5.00%, due 12/1/2021	590
	California St. Dept. of Wtr. Res. Pwr. Supply Rev.
1,240	Ser. 2010-L, 5.00%, due 5/1/2022 Pre-Refunded 5/1/2020	1,284
760	Ser. 2010-L, 5.00%, due 5/1/2022	787
1,500	California St. G.O., Ser. 2012, 5.00%, due 2/1/2027	1,631
2,000	California St. Poll. Ctrl. Fin. Au. Rev. (San Jose Wtr. Co. Proj.), Ser. 2016, 4.75%, due 11/1/2046	2,209
710	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC	674	(b)(c)
	Proj.), Ser. 2016, 7.00%, due 12/1/2027
550	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.),	546	(b)
	Ser. 2019, 7.50%, due 12/1/2040
2,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/2027	2,171	(b)

See Notes to Financial Statements	6

Schedule of Investments California Municipal Fund Inc.(a)^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

$1,095	California St. Pub. Works Board Lease Rev. (California Comm. Colleges), Ser. 2004-B, 5.50%,	$1,099
	due 6/1/2020
415	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016,	427	(b)
	4.50%, due 6/1/2031
400	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Edu.), Ser. 2016-A, 5.00%, due 6/1/2031	421	(b)
520	California St. Sch. Fin. Au. Ed. Facs. Rev. (Partnerships Uplifts Comm. Valley Proj.), Ser. 2014-A,	544	(b)
	5.35%, due 8/1/2024
1,000	California St. Var. Purp. G.O., Ser. 2012, 4.00%, due 9/1/2021	1,055
1,200	California Statewide CDA College Hsg. Rev. (NCCD-Hooper Street LLC-College of the Arts Proj.),	1,290	(b)
	Ser. 2019, 5.25%, due 7/1/2052
1,325	California Statewide CDA Hosp. Rev. (Methodist Hosp. of Southern Proj.), Ser. 2018, 4.25%,	1,385
	due 1/1/2043
720	California Statewide CDA Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured),	828
	5.00%, due 10/1/2026
500	California Statewide CDA Rev. (Loma Linda Univ. Med. Ctr.), Ser. 2018-A, 5.50%, due 12/1/2058	568	(b)
700	California Statewide CDA Rev. (Redwoods Proj.), Ser. 2013, 5.00%, due 11/15/2028	792
285	California Statewide CDA Rev. (Sr. Living So. California Presbyterian Homes), Ser. 2009, 6.25%,	291	(b)
	due 11/15/2019
600	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/2036	664	(b)
1,500	California Statewide CDA Rev. Ref. (Loma Linda Univ. Med. Ctr.), Ser. 2014-A, 5.25%,	1,685
	due 12/1/2029
1,500	California Statewide CDA Rev. Ref. (Redlands Comm. Hosp.), Ser. 2016, 4.00%, due 10/1/2041	1,572
1,200	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. #2007-01 Orinda Wilder Proj.),	1,319
	Ser. 2015, 4.50%, due 9/1/2025
2,055	California Statewide CDA Std. Hsg. Rev. (Univ. of Irvin Campus Apts. Phase IV), Ser. 2017-A, 5.00%,	2,389
	due 5/15/2032
500	California Statewide CDA Std. Hsg. Rev. Ref. (Baptist University), Ser. 2017-A, 5.00%, due 11/1/2032	577	(b)
2,000	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM Insured),	2,431
	5.00%, due 8/1/2031
	Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev.
350	Ser. 2013-A, 5.00%, due 9/1/2026	394
560	Ser. 2013-A, 5.00%, due 9/1/2027	628
1,365	Daly City Hsg. Dev. Fin. Agcy. Rev. Ref. (Franciscan Mobile Home Park), Ser. 2007-A, 5.00%,	1,369
	due 12/15/2021
2,000	Davis Joint Unified Sch. Dist. Cert. of Participation (Yolo Co.), Ser. 2014, (BAM Insured), 4.00%,	2,216
	due 8/1/2024
1,250	Emeryville Redev. Agcy. Successor Agcy. Tax Allocation Ref. Rev., Ser. 2014-A, (AGM Insured), 5.00%,	1,465
	due 9/1/2025
	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref.
2,000	Ser. 2018-A-1, 5.00%, due 6/1/2047	1,957
5,000	Ser. 2018-A-2, 5.00%, due 6/1/2047	4,893
1,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured),	1,306
	6.75%, due 8/1/2040 Pre-Refunded 8/1/2025
1,000	Inglewood Unified Sch. Dist. Facs. Fin. Au. Rev., Ser. 2007, (AGM Insured), 5.25%, due 10/15/2026	1,173
	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2)
150	Ser. 2013, 4.00%, due 9/1/2023	164
300	Ser. 2013, 4.00%, due 9/1/2024	327
450	Ser. 2013, 4.00%, due 9/1/2025	487
645	Ser. 2013, 3.50%, due 9/1/2026	681
690	Ser. 2013, 3.63%, due 9/1/2027	729
100	Irvine Unified Sch. Dist. Spec. Tax (Comm. Facs. Dist. # 09-1), (LOC: U.S. Bank N.A.), Ser. 2014,	100	(d)
	2.05%, due 9/1/2054
680	Jurupa Pub. Fin. Auth. Spec. Tax Rev., Ser. 2014-A, 5.00%, due 9/1/2024	793
	La Verne Cert. of Participation (Brethren Hillcrest Homes)
315	Ser. 2014, 5.00%, due 5/15/2026	335
500	Ser. 2014, 5.00%, due 5/15/2029	525
1,105	Lodi Pub. Fin. Au. Lease Rev., Ser. 2012, 5.25%, due 10/1/2026	1,200
2,000	Los Angeles Muni. Imp. Corp. Lease Ref. Rev. (Real Property), Ser. 2012-C, 5.00%, due 3/1/2027	2,186
210	Mill Valley Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-A, 0.00%, due 8/1/2019	209
820	Mountain House Pub. Fin. Au. Utils. Sys. Rev., Ser. 2007, 5.00%, due 12/1/2022	822
1,385	Ohlone Comm. College Dist. G.O. (Election 2010), Ser. 2014-B, 0.00%, due 8/1/2029	979

See Notes to Financial Statements	7

Schedule of Investments California Municipal Fund Inc.(a)^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

$500	Oroville Rev. (Oroville Hosp.), Ser. 2019, 5.25%, due 4/1/2049	$565
1,490	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/2024	1,661
1,250	Palomar Hlth. Ref. Rev., Ser. 2016, 4.00%, due 11/1/2039	1,272
1,500	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/2025 Pre-Refunded 9/1/2019	1,517
1,000	Rancho Cucamonga Redev. Agcy. Successor Agcy. Tax Allocation Rev. (Rancho Redev. Proj.),	1,162
	Ser. 2014, (AGM Insured), 5.00%, due 9/1/2027
	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road)
285	Ser. 2013, 4.00%, due 9/1/2021	293
600	Ser. 2013, 5.00%, due 9/1/2025	649
	Riverside Co. Trans. Commission Toll Rev. Sr. Lien (Cap. Appreciation)
1,320	Ser. 2013-B, 0.00%, due 6/1/2022	1,220
1,500	Ser. 2013-B, 0.00%, due 6/1/2023	1,350
	Romoland Sch. Dist. Spec. Tax Ref. (Comm. Facs. Dist. Number 2006-1)
100	Ser. 2017, 4.00%, due 9/1/2029	107
200	Ser. 2017, 4.00%, due 9/1/2030	212
525	Ser. 2017, 3.25%, due 9/1/2031	526
1,700	Sacramento Area Flood Ctrl. Agcy. Ref. (Consol Capital Assessment Dist. Number 2), Ser. 2016-A,	1,968
	5.00%, due 10/1/2047
	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.)
1,000	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2024	1,195
400	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2026	501
1,950	Sacramento Co. Arpt. Sys. Rev. Ref., Ser. 2018-C, 5.00%, due 7/1/2033	2,336
500	Sacramento Spec. Tax (Natomas Meadows Comm. Facs. Dist. Number 2007-01), Ser. 2017, 5.00%,	538	(b)
	due 9/1/2047
1,000	San Francisco City & Co. Arpts. Commission Int’l Ref. Rev., Ser. 2009-C2, 5.00%, due 5/1/2021	1,003
2,000	San Francisco City & Co. Unified Sch. Dist. Ref. Rev., Ser. 2012, 4.00%, due 6/15/2025	2,057
435	San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser. 2002-J1, (AMBAC Insured), 4.95%,	435
	due 12/1/2022
1,070	San Juan Unified Sch. Dist. G.O., Ser. 2012-C, 4.00%, due 8/1/2025	1,129
3,000	San Mateo Co. Joint Pwr. Fin. Au. Lease Rev. (Capital Proj.), Ser. 2018-A, 4.00%, due 7/15/2052	3,196
685	San Mateo Foster City Sch. Dist. G.O. (Election 2015), Ser. 2016-A, 4.00%, due 8/1/2029	773
	San Mateo Union High Sch. Dist. G.O. (Election 2010)
105	Ser. 2011-A, 0.00%, due 9/1/2025	80
895	Ser. 2011-A, 0.00%, due 9/1/2025 Pre-Refunded 9/1/2021	681
1,390	San Rafael Redev. Agcy. Tax Allocation Ref. (Central San Rafael Redev. Proj.), Ser. 2009, (Assured	1,418
	Guaranty Insured), 5.00%, due 12/1/2021
	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.)
310	Ser. 2013, (BAM Insured), 3.25%, due 6/1/2025	330
575	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2026	609
325	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2027	343
270	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2028	284
1,000	Santa Monica-Malibu Unified Sch. Dist. Ref. G.O., Ser. 2013, 3.00%, due 8/1/2027	1,043
1,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013,	1,086
	5.00%, due 8/1/2026
255	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds, Ser. 2010,	280
	(AGM Insured), 6.50%, due 12/1/2037
1,145	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds (Unrefunded),	1,424
	Ser. 2010, (AGM Insured), 6.50%, due 12/1/2037
2,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%,	2,252
	due 9/1/2025
425	Univ. of California Reg. Med. Ctr. Pooled Rev. Ref., Ser. 2007-B-2, 2.05%, due 5/15/2032	425	(d)
	Vernon Elec. Sys. Rev.
340	Ser. 2009-A, 5.13%, due 8/1/2021 Pre-Refunded 8/1/2019	343
735	Ser. 2009-A, 5.13%, due 8/1/2021	741
3,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 0.00%,	3,927	(e)
	due 8/1/2037
3,500	William S.Hart Union High Sch. Dist. G.O. Cap. Appreciation (Election 2001), Ser. 2005-B,	3,007
	(AGM Insured), 0.00%, due 9/1/2026
2,250	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%,	2,161	(f)
	due 8/1/2036
		120,648

See Notes to Financial Statements	8

Schedule of Investments California Municipal Fund Inc.(a)^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Georgia 0.6%
$600	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/2025	$540	(b)(c)

Guam 1.2%
1,000	Guam Gov’t Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/2025	1,042
	Pre-Refunded 7/1/2020

Illinois 1.3%
1,000	Chicago Ref. G.O., Ser. 2003-B, 5.00%, due 1/1/2023	1,070

Louisiana 0.6%
500	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A,	531
	7.63%, due 12/15/2028

Nevada 1.2%
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/2023 Pre-Refunded	1,007
	6/15/2019

New Jersey 1.0%
750	New Jersey St. Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%,	808
	due 9/15/2023

New York 0.8%
650	Build NYC Res. Corp. Rev., Ser. 2014, 5.25%, due 11/1/2034	679

North Carolina 0.7%
555	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for	579
	Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/2024

Ohio 4.5%
3,900	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%,	3,728
	due 6/1/2030

Pennsylvania 2.5%
	Pennsylvania St. Turnpike Commission Rev.
285	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	304
305	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	326
1,410	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	1,506
		2,136

Puerto Rico 3.9%
1,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/2021	1,019
2,250	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	2,217
		3,236

Texas 0.9%
300	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%,	270	(b)(c)(g)
	due 1/1/2045
450	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%,	462
	due 12/1/2053
		732

See Notes to Financial Statements	9

Schedule of Investments California Municipal Fund Inc.(a)^
(Unaudited) (cont’d)

VALUE

(000’s omitted)

Total Investments 164.1% (Cost $128,257)	$137,348

Other Assets Less Liabilities 1.6%	1,301

Liquidation Value of Variable Rate Municipal Term Preferred Shares (net of unamortized deferred	(54,964)
offering costs of approximately $36,000) (65.7)%

Net Assets Applicable to Common Stockholders 100.0%	$83,685

(a)	On June 28, 2018, the Fund’s Board of Directors approved a proposal to change the name of the Fund from “Neuberger Berman California Intermediate Municipal Fund Inc.” to “Neuberger Berman California Municipal Fund Inc.” This name change became effective on August 28, 2018.

(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2019, these securities amounted to approximately $15,326,000, which represents 18.3% of net assets applicable to common stockholders of the Fund. Securities denoted with (b) but without (c) have been deemed by the investment manager to be liquid.

(c)	Illiquid security.

(d)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at April 30, 2019.

(e)	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.

(f)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.

(g)	Defaulted Security.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$137,348	$—	$137,348
Total Investments	$—	$137,348	$—	$137,348

(a)	The Schedule of Investments provides a categorization by state/territory for the portfolio.

^	A balance indicated with a “—”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements	10

Schedule of Investments Municipal Fund Inc.(a)^
(Unaudited) April 30, 2019

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Municipal Notes 158.7%

Alabama 0.8%
$175	Mobile Co. Ind. Dev. Au. PCR Ref. (ExxonMobil Proj.), Ser. 2002, 2.25%, due 7/15/2032	$175	(b)
1,900	Selma IDB Rev. (Int’l Paper Co. Proj.), Ser. 2011-A, 5.38%, due 12/1/2035	2,051
		2,226

Alaska 0.0%(c)
100	Valdez Marine Term. Rev. Ref. (Exxon Pipeline Co. Proj.), Ser. 1993-A, 2.25%, due 12/1/2033	100	(b)

American Samoa 0.6%
1,700	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	1,733

Arizona 2.9%
500	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016,	534	(d)
	5.00%, due 7/1/2036
1,500	Maricopa Co. Ind. Dev. Au. Sr. Living Facs. Rev. (Christian Care Surprise, Inc. Proj.), Ser. 2016, 5.00%,	1,504	(d)
	due 1/1/2026
2,250	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/2025	2,469	(d)
2,615	Phoenix Ind. Dev. Au. Ed. Rev. (Great Hearts Academies Proj.), Ser. 2014, 3.75%, due 7/1/2024	2,677
400	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%,	394
	due 7/1/2036
1,500	Phoenix Ind. Dev. Au. Solid Waste Disp. Rev. (Vieste Spec. LLC), Ser. 2013-A, 4.38%, due 4/1/2028	45	(e)(f)
400	Phoenix-Mesa Gateway Arpt. Au. Spec. Fac. Rev. (Mesa Proj.), Ser. 2012, 5.00%, due 7/1/2024	438
		8,061

California 33.8%
2,250	California Hlth. Facs. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.), Ser. 2009, 5.00%, due 8/15/2039	2,272
	Pre-Refunded 8/15/2019
1,000	California Hlth. Facs. Fin. Au. Rev. (Children’s Hosp. Los Angeles), Ser. 2012-A, 5.00%,	1,101
	due 11/15/2026
1,725	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Rev. (King City Joint Union High Sch.),	1,771
	Ser. 2010, 5.13%, due 8/15/2024
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.)
645	Ser. 2014, 5.00%, due 7/1/2024	668	(d)(f)
630	Ser. 2014, 5.13%, due 7/1/2029	645	(d)(f)
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.)
850	Ser. 2014, 5.00%, due 7/1/2024	882
430	Ser. 2014, 5.13%, due 7/1/2029	456
500	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%,	544	(d)
	due 7/1/2031
570	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	644	(d)
585	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%,	612
	due 1/1/2026
2,000	California Muni. Fin. Au. Std. Hsg. Rev. (CHF-Davis I, LLC-West Villiage Std. Hsg. Proj.), Ser. 2018,	2,265
	5.00%, due 5/15/2051
1,300	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%,	1,457	(d)
	due 7/1/2030
	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev.
2,155	Ser. 2016-A, 2.90%, due 6/1/2028	2,182
2,450	Ser. 2016-A, 2.95%, due 12/1/2028	2,486
470	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC	446	(d)(f)
	Proj.), Ser. 2016, 7.00%, due 12/1/2027

See Notes to Financial Statements	11

Schedule of Investments Municipal Fund Inc.(a)^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

$1,855	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.),	$1,841	(d)
	Ser. 2019, 7.50%, due 12/1/2040
5,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/2027	5,429	(d)
4,000	California St. Var. Purp. G.O., Ser. 2009, 5.63%, due 4/1/2025	4,006
2,000	Emery Unified Sch. Dist. G.O. (Election 2010), Ser. 2011-A, 6.50%, due 8/1/2033	2,225
	Pre-Refunded 8/1/2021
1,000	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref., Ser. 2018-A-2, 5.00%,	979
	due 6/1/2047
2,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured),	2,613
	6.75%, due 8/1/2040 Pre-Refunded 8/1/2025
590	La Verne Cert. of Participation Ref. (Brethren Hillcrest Homes), Ser. 2014, 5.00%, due 5/15/2029	620
2,250	Los Angeles Reg. Arpt. Imp. Corp. Lease Rev. Ref. (Laxfuel Corp.), Ser. 2012, 4.50%, due 1/1/2027	2,362
3,620	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 2005-B, (AGM Insured), 0.00%,	3,265
	due 8/1/2024
5,750	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2009-E, (Assured	6,418	(g)
	Guaranty Insured), 0.00%, due 8/1/2029
5,000	Redondo Beach Unified Sch. Dist. G.O., Ser. 2009, 6.38%, due 8/1/2034	6,456
405	Rocklin Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-B, (National Public Finance Guarantee	403
	Corp. Insured), 0.00%, due 8/1/2019
4,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%,	5,009
	due 12/1/2026
2,000	San Bernardino Comm. College Dist. G.O. Cap. Appreciation (Election), Ser. 2009-B, 0.00%,	2,420	(h)
	due 8/1/2034
2,000	San Francisco City & Co. Arpt. Commission Int’l Arpt. Ref. Rev., Ser. 2009-C2, 5.00%, due 5/1/2025	2,006
6,000	San Mateo Foster City Sch. Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2010-A, 0.00%,	6,257	(i)
	due 8/1/2032
1,540	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013,	1,673
	5.00%, due 8/1/2026
2,040	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/2025	2,297
	Vernon Elec. Sys. Rev.
510	Ser. 2009-A, 5.13%, due 8/1/2021 Pre-Refunded 8/1/2019	515
1,105	Ser. 2009-A, 5.13%, due 8/1/2021	1,114
9,070	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 0.00%,	11,872	(j)
	due 8/1/2037
5,095	Victor Valley Joint Union High Sch. Dist. G.O. Cap. Appreciation Bonds, Ser. 2009, (Assured Guaranty	4,351
	Insured), 0.00%, due 8/1/2026
3,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%,	2,882	(k)
	due 8/1/2036
		95,444

Colorado 5.0%
	Colorado Ed. & Cultural Facs. Au. Rev. (Charter Sch.- Atlas Preparatory Sch. Proj.)
500	Ser. 2015, 4.50%, due 4/1/2025	509	(d)
1,000	Ser. 2015, 5.13%, due 4/1/2035	1,022	(d)
1,350	Ser. 2015, 5.25%, due 4/1/2045	1,371	(d)
	Colorado Ed. & Cultural Facs. Au. Rev. Ref.
210	Ser. 2014, 4.00%, due 11/1/2024	212	(f)
750	Ser. 2014, 4.50%, due 11/1/2029	774	(f)
5,000	Denver City & Co. Arpt. Sys. Rev., Ser. 2011-B, 5.00%, due 11/15/2024	5,371
2,550	Plaza Metro. Dist. Number 1 Tax Allocation Rev., Ser. 2013, 4.00%, due 12/1/2023	2,627	(d)
8,000	Villages at Castle Rock Co. Metro. Dist. #6 (Cabs - Cobblestone Ranch Proj.), Ser. 2007-2, 0.00%,	2,308
	due 12/1/2037
		14,194

Connecticut 0.3%
750	Hamden G.O., Ser. 2013, (AGM Insured), 3.13%, due 8/15/2025	775

See Notes to Financial Statements	12

Schedule of Investments Municipal Fund Inc.(a)^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

District of Columbia 2.7%
$1,615	Dist. of Columbia HFA Rev. (Capitol Hill Towers Proj.), Ser. 2011, (Fannie Mae Insured), 4.10%,	$1,701
	due 12/1/2026
2,470	Dist. of Columbia Rev. (Friendship Pub. Charter Sch.), Ser. 2012, 3.55%, due 6/1/2022	2,498
520	Dist. of Columbia Rev. (Howard Univ.), Ser. 2011-A, 6.25%, due 10/1/2023	551
650	Dist. of Columbia Std. Dorm. Rev. (Provident Group-Howard Prop.), Ser. 2013, 5.00%, due 10/1/2045	659
2,000	Metro. Washington Dist. of Columbia Arpt. Au. Sys. Rev., Ser. 2011-C, 5.00%, due 10/1/2026	2,152
		7,561

Florida 6.8%
800	Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences-Third Tier), Ser. 2018-C,	793	(d)
	7.50%, due 7/1/2053
1,000	Cityplace Comm. Dev. Dist. Spec. Assessment Rev. Ref., Ser. 2012, 5.00%, due 5/1/2026	1,128
	Florida Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc.)
810	Ser. 2012-A, 5.50%, due 6/15/2022	823	(d)
3,120	Ser. 2013-A, 6.75%, due 12/15/2027	3,405
1,750	Ser. 2014-A, 5.75%, due 6/15/2029	1,874
1,075	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/2036	1,039
1,200	Florida Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.38%,	912	(d)
	due 6/1/2046
1,500	Florida Dev. Fin. Corp. Surface Trans. Fac. Rev. Ref. (Virgin Trains U.S.A. Passenger Rail Proj.),	1,537	(d)
	Ser. 2019, 6.50%, due 1/1/2049 Putable 1/1/2029
100	Greater Orlando Aviation Au. Arpt. Facs. Ref. Rev. (JetBlue Airways Corp. Proj.), Ser. 2013, 5.00%,	105
	due 11/15/2036
1,000	Hillsborough Co. Ind. Dev. Au. IDR (Hlth. Facs.), Ser. 2008-B, 8.00%, due 8/15/2032	1,028
	Pre-Refunded 8/15/2019
2,100	Jacksonville PCR Ref. (Florida Pwr. & Lt. Co. Proj.), Ser. 1995, 2.31%, due 5/1/2029	2,100	(b)
1,135	Lakeland Ed. Facs. Rev. Ref. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/2027	1,230
2,000	Lee Co. Arpt. Ref. Rev., Ser. 2011-A, 5.63%, due 10/1/2025	2,157
940	Village Comm. Dev. Dist. Number 11 Spec. Assessment Rev., Ser. 2014, 4.13%, due 5/1/2029	967
		19,098

Georgia 0.9%
1,750	Cobb Co. Dev. Au. Sr. Living Ref. Rev. (Provident Village Creekside Proj.), Ser. 2016-A, 6.00%,	1,636	(d)(f)
	due 7/1/2036
1,100	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/2025	990	(d)(f)
		2,626

Guam 1.7%
	Guam Gov’t Hotel Occupancy Tax Rev.
1,220	Ser. 2011-A, 5.75%, due 11/1/2020	1,282
650	Ser. 2011-A, 5.75%, due 11/1/2021	691
2,630	Guam Gov’t Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/2025	2,739
	Pre-Refunded 7/1/2020
		4,712

Hawaii 2.6%
5,200	Hawaii St. Arpt. Sys. Ref. Rev., Ser. 2011, 4.13%, due 7/1/2024	5,410
2,000	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. (Hawaii Elec. Co., Inc. -Subsidiary), Ser. 2009,	2,019
	6.50%, due 7/1/2039
		7,429

See Notes to Financial Statements	13

Schedule of Investments Municipal Fund Inc.(a)^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Illinois 22.8%
$5,705	Berwyn G.O., Ser. 2013-A, 5.00%, due 12/1/2027	$6,251
	Chicago G.O.
250	Ser. 2002-2002B, 5.13%, due 1/1/2027	273
2,000	Ser. 2002-B, 5.00%, due 1/1/2025	2,189
1,000	Ser. 2019-A, 5.00%, due 1/1/2044	1,061
	Chicago Ref. G.O.
1,000	Ser. 2005-D, 5.50%, due 1/1/2040	1,080
2,500	Ser. 2012-C, 5.00%, due 1/1/2024	2,619
700	Ser. 2014-A, 5.00%, due 1/1/2027	751
3,000	Ser. 2017-A, 6.00%, due 1/1/2038	3,419
	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim)
1,350	Ser. 2013-C, 5.45%, due 12/1/2030	1,493
1,960	Ser. 2013-C, 5.50%, due 12/1/2031	2,170
1,560	Illinois Fin. Au. Ref. Rev. (Presence Hlth. Network Obligated Group), Ser. 2016-C, 5.00%,	1,842
	due 2/15/2031
4,000	Illinois Fin. Au. Ref. Rev. (Roosevelt Univ. Proj.), Ser. 2009, 5.75%, due 4/1/2024	4,068
	Pre-Refunded 10/1/2019
3,340	Illinois Fin. Au. Rev. (Provena Hlth.), Ser. 2010-A, 6.25%, due 5/1/2022 Pre-Refunded 5/1/2020	3,491
2,000	Illinois Fin. Au. Rev. Ref. (Northwestern Mem. Hlth. Care Obligated Group), Ser. 2017-A, 4.00%,	2,116
	due 7/15/2047
1,905	Illinois Sports Facs. Au. Cap. Appreciation Rev. (St. Tax Supported), Ser. 2001, (AMBAC Insured),	1,465
	0.00%, due 6/15/2026
	Illinois St. G.O.
3,900	Ser. 2012, 4.00%, due 8/1/2025	3,963
1,000	Ser. 2013, 5.00%, due 7/1/2023	1,076
5,200	Ser. 2017-D, 5.00%, due 11/1/2028	5,744
4,250	Illinois St. G.O. Ref., Ser. 2016, 5.00%, due 2/1/2024	4,593
1,470	Pingree Grove Village Rev. (Cambridge Lakes Learning Ctr. Proj.), Ser. 2011, 8.00%, due 6/1/2026	1,625
	Pre-Refunded 6/1/2021
	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.)
945	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2027	1,049
1,375	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2028	1,521
715	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2029	789
	Univ. of Illinois (Hlth. Svc. Facs. Sys.)
2,725	Ser. 2013, 5.00%, due 10/1/2027	3,020
2,875	Ser. 2013, 5.75%, due 10/1/2028	3,266
1,500	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A, 5.25%,	1,519 (d)
	due 12/1/2047
1,850	Will Co. High Sch. Dist. Number 204 G.O. (Joliet Jr. College), Ser. 2011-A, 6.25%, due 1/1/2031	1,978
		64,431

Indiana 1.5%
3,055	Indiana Trans. Fin. Au. Hwy. Ref. Rev., Ser. 2004-B, (National Public Finance Guarantee Corp. Insured),	3,364
	5.75%, due 12/1/2021
685	Valparaiso Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2013, 5.88%, due 1/1/2024	746
		4,110

Iowa 0.3%
	Iowa Std. Loan Liquidity Corp. Rev.
740	Ser. 2011-A-1, 5.00%, due 12/1/2021	767
210	Ser. 2011-A-1, 5.30%, due 12/1/2023	219
		986

See Notes to Financial Statements	14

Schedule of Investments Municipal Fund Inc.(a)^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Kentucky 0.5%
$1,210	Kentucky Econ. Dev. Fin. Au. Hlth. Care Ref. Rev. (Baptist Life Comm. Proj.), Ser. 2016-A, 5.50%,	$1,161
	due 11/15/2027
150	Ohio Co. PCR Ref. (Big Rivers Elec. Corp. Proj.), Ser. 2010-A, 6.00%, due 7/15/2031	154
		1,315

Louisiana 2.1%
1,500	Louisiana Local Gov’t Env. Fac. & Comm. (Westlake Chemical Corp.), Ser. 2010-A2, 6.50%,	1,595
	due 11/1/2035
1,715	Louisiana Local Gov’t. Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.),	1,784	(d)
	Ser. 2017-A, 5.75%, due 2/1/2032
775	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A,	823
	7.63%, due 12/15/2028
1,655	St. Charles Parish Gulf Zone Opportunity Rev. (Valero Energy Corp.), Ser. 2010, 4.00%,	1,727
	due 12/1/2040 Putable 6/1/2022
		5,929

Massachusetts 3.5%
	Massachusetts St. Dev. Fin. Agcy. Rev. (Milford Reg. Med. Ctr.)
200	Ser. 2014-F, 5.00%, due 7/15/2024	216
415	Ser. 2014-F, 5.00%, due 7/15/2025	447
200	Ser. 2014-F, 5.00%, due 7/15/2026	215
190	Ser. 2014-F, 5.00%, due 7/15/2027	204
150	Ser. 2014-F, 5.00%, due 7/15/2028	160
	Massachusetts St. Ed. Fin. Au. Rev.
1,380	Ser. 2011-J, 5.00%, due 7/1/2023	1,433
1,945	Ser. 2012-J, 4.70%, due 7/1/2026	2,006
2,700	Ser. 2013-K, 4.50%, due 7/1/2024	2,828
1,620	Massachusetts St. HFA Hsg. Rev., Ser. 2010-C, 4.90%, due 12/1/2025	1,624
795	Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA Prog.), Ser. 2002-A, 5.25%, due 8/1/2019	797
		9,930

Michigan 2.8%
1,500	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured),	1,622
	5.00%, due 7/1/2048
	Jackson College Dormitories Hsg. Rev.
1,000	Ser. 2015, 6.50%, due 5/1/2035	1,041
500	Ser. 2015, 6.75%, due 5/1/2046	519
	Michigan St. Hsg. Dev. Au. Rev.
1,935	Ser. 2016-C, 2.05%, due 12/1/2022	1,921
1,835	Ser. 2016-C, 2.15%, due 6/1/2023	1,827
750	Michigan St. Strategic Fund Ltd. Oblig. Rev. (Improvement Proj.), Ser. 2018, 5.00%, due 6/30/2048	855
100	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/2035	100
		7,885

Minnesota 1.0%
2,250	Minneapolis & St. Paul Hsg. & Redev. Au. Hlth. Care Sys. (Children’s Hlth. Care Facs.), Ser. 2010-A1,	2,322
	(AGM Insured), 4.50%, due 8/15/2024
400	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Metro Deaf Sch. Proj.), Ser. 2018-A, 5.00%, due	408	(d)
	6/15/2038
		2,730

See Notes to Financial Statements	15

Schedule of Investments Municipal Fund Inc.(a)^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Mississippi 1.4%
$2,585	Mississippi Bus. Fin. Corp. Gulf Opportunity Zone Rev., Ser. 2009-A, 4.70%, due 5/1/2024	$2,587
1,500	Mississippi St. Bus. Fin. Corp. Rev. Ref. (Sys. Energy Res., Inc. Proj.), Ser. 2019, 2.50%, due 4/1/2022	1,505
		4,092

Missouri 0.8%
	Missouri St. Hlth. & Ed. Facs. Au. Rev. (Children’s Mercy Hosp.)
1,885	Ser. 2009, 5.13%, due 5/15/2024 Pre-Refunded 5/15/2019	1,887
390	Ser. 2009, 5.13%, due 5/15/2024	391
		2,278

Nevada 2.0%
	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy)
1,450	Ser. 2015-A, 4.00%, due 12/15/2025	1,477	(d)
500	Ser. 2015-A, 5.13%, due 12/15/2045	524	(d)
3,545	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/2023	3,569
	Pre-Refunded 6/15/2019
		5,570

New Hampshire 0.5%
1,500	New Hampshire St. Bus. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2013, 4.00%,	1,507	(d)
	due 4/1/2029 Putable 10/1/2019

New Jersey 6.7%
2,500	New Jersey Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/2023	2,693
	New Jersey Econ. Dev. Au. Rev. (The Goethals Bridge Replacement Proj.)
500	Ser. 2013, 5.25%, due 1/1/2025	568
500	Ser. 2013, 5.50%, due 1/1/2026	572
	New Jersey Econ. Dev. Au. Rev. (United Methodist Homes of New Jersey Obligated Group)
1,420	Ser. 2013, 3.50%, due 7/1/2024	1,435
1,470	Ser. 2013, 3.63%, due 7/1/2025	1,486
1,520	Ser. 2013, 3.75%, due 7/1/2026	1,539
765	Ser. 2013, 4.00%, due 7/1/2027	778
180	New Jersey Econ. Dev. Au. Rev. Ref. (Sch. Facs. Construction), Ser. 2005-K, (AMBAC Insured), 5.25%,	189
	due 12/15/2020
3,035	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2012-1A, 4.38%, due 12/1/2026	3,203
	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref.
1,250	Ser. 2018-A, 5.00%, due 12/15/2036	1,394
4,000	Ser. 2018-A, 4.25%, due 12/15/2038	4,130
1,000	Ser. 2018-A, (BAM Insured), 4.00%, due 12/15/2037	1,064
		19,051

New Mexico 0.5%
	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr. Lien Rev. (Gross Receipts Tax
	Increment Bond)
500	Ser. 2015, 5.25%, due 5/1/2025	501	(d)(f)
1,000	Ser. 2015, 5.75%, due 5/1/2030	1,012	(d)(f)
		1,513

See Notes to Financial Statements	16

Schedule of Investments Municipal Fund Inc.(a)^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

New York 13.1%
$225	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.),	$244
	Ser. 2017-A, 5.00%, due 6/1/2035
625	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park), Ser. 2015, 5.00%, due 11/15/2029	684
	Build NYC Res. Corp. Rev.
1,100	Ser. 2014, 5.00%, due 11/1/2024	1,168
835	Ser. 2014, 5.25%, due 11/1/2029	884
975	Ser. 2014, 5.50%, due 11/1/2044	1,016
250	Build NYC Res. Corp. Rev. (Met Lighthouse Charter Sch. Proj.), Ser. 2017-A, 5.00%, due 6/1/2047	264	(d)
825	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	844	(d)
	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. for Int’l Cultures and the Arts)
400	Ser. 2013-A, 3.88%, due 4/15/2023	407
1,450	Ser. 2013-A, 5.00%, due 4/15/2043	1,489
1,000	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.), Ser. 2014, 4.50%,	1,088	(d)
	due 1/1/2025
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
700	Ser. 2014, 5.00%, due 7/1/2023	780
735	Ser. 2014, 5.00%, due 7/1/2024	835
390	Ser. 2018, 5.00%, due 7/1/2030	459
1,400	Jefferson Co. IDA Solid Waste Disp. Rev. (Green Bond), Ser. 2014, 5.25%, due 1/1/2024	1,369	(d)
500	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014-2, 5.38%, due 11/15/2040	549	(d)
4,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mount Sinai Sch. of Medicine), Ser. 2009,	4,024
	5.25%, due 7/1/2033 Pre-Refunded 7/1/2019
3,200	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/2028	3,594
2,300	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Oblig. Group), Ser. 2018-A,	2,673
	5.00%, due 8/1/2035
2,000	New York St. HFA Rev. (Affordable Hsg.), Ser. 2009-B, 4.85%, due 11/1/2041	2,000
2,000	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/2027	2,069
2,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.),	2,333
	Ser. 2018, 5.00%, due 1/1/2033
710	Newburgh G.O., Ser. 2012-A, 5.00%, due 6/15/2020	733
	Newburgh G.O. (Deficit Liquidation)
495	Ser. 2012-B, 5.00%, due 6/15/2020	511
520	Ser. 2012-B, 5.00%, due 6/15/2021	551
550	Ser. 2012-B, 5.00%, due 6/15/2022	598
1,435	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/2023	1,568
1,155	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 4.25%, due 11/1/2026	1,236
2,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/2028	2,292
600	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%,	613	(d)
	due 6/1/2030
		36,875

North Carolina 2.0%
1,365	North Carolina Med. Care Commission Hlth. Care Facs. Rev. (Lutheran Svc. For Aging, Inc.),	1,424
	Ser. 2012-A, 4.25%, due 3/1/2024
1,705	North Carolina Med. Care Commission Retirement Facs. Rev., Ser. 2013, 5.13%, due 7/1/2023	1,759
1,510	North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Ref. Rev., Ser. 2009-A, 5.00%,	1,514
	due 1/1/2026
1,000	Oak Island Enterprise Sys. Rev., Ser. 2009, (Assured Guaranty Insured), 5.63%, due 6/1/2024	1,003
	Pre-Refunded 6/1/2019
		5,700

See Notes to Financial Statements	17

Schedule of Investments Municipal Fund Inc.(a)^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Ohio 6.5%
$16,875	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%,	$16,132
	due 6/1/2030
2,060	Cleveland Arpt. Sys. Rev. Ref., Ser. 2012-A, 5.00%, due 1/1/2027	2,221
		18,353

Oklahoma 1.1%
2,000	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.00%, due 8/15/2033	2,289
	Tulsa Arpt. Imp. Trust Ref. Rev.
250	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/2024	284
400	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/2025	450
		3,023

Oregon 0.0%(c)
30	Oregon St. Hsg. & Comm. Svc. Dept. Multi-Family Rev., Ser. 2012-B, (FHA Insured), 3.50%,	30
	due 7/1/2027

Pennsylvania 6.1%
	Indiana Co. Ind. Dev. Au. Rev. (Std. Cooperative Assoc., Inc.)
500	Ser. 2012, 3.50%, due 5/1/2025	515
350	Ser. 2012, 3.60%, due 5/1/2026	361
2,830	Lancaster Co. Hosp. Au. Ref. Rev. (Hlth. Centre-Landis Homes Retirement Comm. Proj.), Ser. 2015-A,	2,917
	4.25%, due 7/1/2030
1,250	Lancaster Ind. Dev. Au. Rev. (Garden Spot Village Proj.), Ser. 2013, 5.38%, due 5/1/2028	1,353
3,430	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%,	3,553
	due 4/1/2027
2,625	Pennsylvania Econ. Dev. Fin. Au. Exempt Facs. Rev. Ref. (Amtrak Proj.), Ser. 2012-A, 5.00%,	2,847
	due 11/1/2024
2,350	Pennsylvania Econ. Dev. Fin. Au. Rev. Ref. (Tapestry Moon Sr. Hsg. Proj.), Ser. 2018-A, 6.75%,	2,322	(d)
	due 12/1/2053
	Pennsylvania St. Turnpike Commission Rev.
150	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	160
705	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	753
145	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	155
2,000	Susquehanna Area Reg. Arpt. Au. Sys. Rev., Ser. 2012-A, 5.00%, due 1/1/2027	2,171
		17,107

Puerto Rico 2.5%
7,200	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	7,096

South Carolina 1.2%
1,500	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A, 7.75%,	1,504
	due 10/1/2057
1,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.),	1,012	(d)
	Ser. 2018-A, 7.00%, due 11/1/2038
750	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Repower South Berkeley LLC Proj.),	768	(d)
	Ser. 2017, 6.25%, due 2/1/2045
		3,284

See Notes to Financial Statements	18

Schedule of Investments Municipal Fund Inc.(a)^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Tennessee 1.7%
$2,705	Memphis-Shelby Co. Arpt. Au. Arpt. Rev., Ser. 2010-B, 5.50%, due 7/1/2019	$2,721
2,000	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2006-A, 5.25%,	2,223
	due 9/1/2023
		4,944

Texas 4.7%
250	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/2045	267
	Arlington Higher Ed. Fin. Corp. Rev. (Universal Academy)
500	Ser. 2014-A, 5.88%, due 3/1/2024	509
1,000	Ser. 2014-A, 6.63%, due 3/1/2029	1,030
730	Austin Comm. College Dist. Pub. Fac. Corp. Lease Rev., Ser. 2018-C, 4.00%, due 8/1/2042	769
625	Clifton Higher Ed. Fin. Corp. Rev. (Uplift Ed.), Ser. 2013-A, 3.10%, due 12/1/2022	624
250	Dallas Co. Flood Ctrl. Dist. Ref. G.O., Ser. 2015, 5.00%, due 4/1/2028	265	(d)
2,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-B, 4.75%, due 11/1/2042	2,053
1,000	Harris Co. Cultural Ed. Facs. Fin. Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.), Ser. 2013-B,	1,104
	5.75%, due 1/1/2028
	Houston Higher Ed. Fin. Corp. Rev. (Cosmos Foundation)
245	Ser. 2012-A, 4.00%, due 2/15/2022	252
1,000	Ser. 2012-A, 5.00%, due 2/15/2032	1,050
1,475	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%,	1,515
	due 12/1/2053
500	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park	544
	Carriage), Ser. 2016-C, 5.75%, due 7/1/2051
565	North Texas Tollway Au. Dallas North Tollway Sys. Rev., Ser. 2005-C, 6.00%, due 1/1/2023	567
1,500	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/2021	1,603
1,175	West Harris Co. Reg. Wtr. Au. Sys. Wtr. Rev., Ser. 2009, 5.00%, due 12/15/2035	1,197
		13,349

Utah 3.1%
	Salt Lake City Arpt. Rev.
1,000	Ser. 2017-A, 5.00%, due 7/1/2042	1,146
2,000	Ser. 2017-A, 5.00%, due 7/1/2047	2,282
1,000	Ser. 2018-A, 5.00%, due 7/1/2043	1,159
3,000	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svc., Inc.), Ser. 2001, (AMBAC Insured), 5.40%, due 2/15/2028	3,531
500	Utah Charter Sch. Fin. Au. Rev. (Spectrum Academy Proj.), Ser. 2015, 6.00%, due 4/15/2045	507	(d)
	Utah Hsg. Corp. Single Family Mtge. Rev.
70	Ser. 2011-A2, Class I, 5.00%, due 7/1/2020	70
70	Ser. 2011-A2, Class I, 5.25%, due 7/1/2021	70
90	Ser. 2011-A2, Class I, 5.45%, due 7/1/2022	90
		8,855

Vermont 2.7%
	Vermont Std. Assist. Corp. Ed. Loan Rev.
1,600	Ser. 2012-A, 5.00%, due 6/15/2021	1,685
310	Ser. 2013-A, 4.25%, due 6/15/2024	325
730	Ser. 2013-A, 4.35%, due 6/15/2025	766
1,085	Ser. 2013-A, 4.45%, due 6/15/2026	1,140
355	Ser. 2013-A, 4.55%, due 6/15/2027	373
1,800	Ser. 2014-A, 5.00%, due 6/15/2024	2,031
1,295	Ser. 2015-A, 4.13%, due 6/15/2027	1,363
		7,683

See Notes to Financial Statements	19

Schedule of Investments Municipal Fund Inc.(a)^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Virginia 0.3%
$695	Fairfax Co. Econ. Dev. Au. Residential Care Fac. Rev. (Vinson Hall LLC), Ser. 2013-A, 4.00%, due	$719
	12/1/2022

Washington 4.2%
6,700	Vancouver Downtown Redev. Au. Rev. (Conference Ctr. Proj.), Ser. 2013, 4.00%, due 1/1/2028	6,945
1,250	Washington St. Econ. Dev. Fin. Au. Env. Facs. Rev. (Columbia Pulp I LLC Proj.), Ser. 2017-A, 7.50%,	1,412	(d)
	due 1/1/2032
2,525	Washington St. Higher Ed. Fac. Au. Ref. Rev. (Whitworth Univ. Proj.), Ser. 2009, 5.38%,	2,564
	due 10/1/2029 Pre-Refunded 10/1/2019
790	Washington St. Hlth. Care Fac. Au. Rev. Ref. (Virginia Mason Med. Ctr.), Ser. 2017, 5.00%,	912
	due 8/15/2026
		11,833

Wisconsin 5.0%
870	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory, Inc.), Ser. 2015, 4.95%, due 3/1/2030	928	(d)
200	Pub. Fin. Au. Ed. Rev. (Resh Triangle High Sch. Proj.), Ser. 2015-A, 5.38%, due 7/1/2035	205	(d)
3,000	Pub. Fin. Au. Hsg. Rev. (Dogwood Hsg., Inc. Southeast Portfolio Proj.), Ser. 2016-A, 4.25%,	2,943
	due 12/1/2051
500	Pub. Fin. Au. Hsg. Rev. (SAP Utah Portfolio), Ser. 2016-A, 3.75%, due 7/1/2036	502
250	Pub. Fin. Au. Multi-Family Hsg. Rev. (Estates Crystal Bay & Woodhaven Park Apts. Proj.), Ser. 2016-A,	253
	4.00%, due 12/1/2036
1,575	Pub. Fin. Au. Rev. Ref. (Roseman Univ. Hlth. Sciences Proj.), Ser. 2015, 5.00%, due 4/1/2025	1,673
	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Beloit College)
1,100	Ser. 2010-A, 6.13%, due 6/1/2035 Pre-Refunded 6/1/2020	1,153
1,225	Ser. 2010-A, 6.13%, due 6/1/2039 Pre-Refunded 6/1/2020	1,283
	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Marquette Univ.)
1,340	Ser. 2008-B3, 5.00%, due 10/1/2030 Pre-Refunded 12/23/2019	1,369
3,660	Ser. 2008-B3, 5.00%, due 10/1/2030	3,732
		14,041

	Total Investments 158.7% (Cost $415,019)	448,178

	Other Assets Less Liabilities 1.6%	4,563

	Liquidation Value of Variable Rate Municipal Term Preferred Shares (net of unamortized deferred	(170,360)
	offering costs of approximately $40,000) (60.3)%

	Net Assets Applicable to Common Stockholders 100.0%	$282,381

(a)	On June 28, 2018, the Fund’s Board of Directors approved a proposal to change the name of the Fund from “Neuberger Berman Intermediate Municipal Fund Inc.” to “Neuberger Berman Municipal Fund Inc.” This name change became effective on August 28, 2018.

(b)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at April 30, 2019.

(c)	Represents less than 0.05% of net assets of the Fund.

(d)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2019, these securities amounted to approximately $49,279,000, which represents 17.5% of net assets applicable to common stockholders of the Fund. Securities denoted with (d) but without (f) have been deemed by the investment manager to be liquid.

See Notes to Financial Statements	20

Schedule of Investments Municipal Fund Inc.(a)^
(Unaudited) (cont’d)

(e)	Defaulted security.

(f)	Illiquid security.

(g)	Currently a zero coupon security; will convert to 5.50% on August 1, 2021.

(h)	Currently a zero coupon security; will convert to 6.38% on August 1, 2019.

(i)	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.

(j)	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.

(k)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$448,178	$—	$448,178
Total Investments	$—	$448,178	$—	$448,178

(a)	The Schedule of Investments provides a categorization by state/territory for the portfolio.

^	A balance indicated with a “—”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements	21

Schedule of Investments New York Municipal Fund Inc.(a)^
(Unaudited) April 30, 2019

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Municipal Notes 161.5%

American Samoa 0.7%
$500	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	$510

California 6.3%
250	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC Proj.),	237	(b)(c)
	Ser. 2016, 7.00%, due 12/1/2027
345	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.),	343	(b)
	Ser. 2019, 7.50%, due 12/1/2040
3,115	Corona-Norca Unified Sch. Dist. G.O. Cap. Appreciation (Election 2006), Ser. 2009-C, (AGM Insured),	2,811
	0.00%, due 8/1/2024
1,000	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/2025 Pre-Refunded 9/1/2019	1,011
		4,402

Georgia 0.6%
500	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/2025	450	(b)(c)

Guam 3.1%
1,135	Guam Gov’t Hotel Occupancy Tax Rev., Ser. 2011-A, 5.50%, due 11/1/2019	1,154
1,000	Guam Gov’t Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/2025	1,041
	Pre-Refunded 7/1/2020
		2,195

Illinois 1.5%
1,000	Chicago G.O. Ref., Ser. 2003-B, 5.00%, due 1/1/2023	1,070

Louisiana 0.8%
500	Louisiana St. Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A,	531
	7.63%, due 12/15/2028

Nevada 1.4%
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/2023	1,007
	Pre-Refunded 6/15/2019

New York 139.8%
	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences)
380	Ser. 2014-A, 5.00%, due 12/1/2027	431
375	Ser. 2014-A, 5.00%, due 12/1/2028	424
270	Ser. 2014-A, 5.00%, due 12/1/2029	304
500	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. (Tapestry Charter Sch. Proj.), Ser. 2017-A, 5.00%,	529
	due 8/1/2047
1,325	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.),	1,439
	Ser. 2017-A, 5.00%, due 6/1/2035
	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park)
500	Ser. 2015, 5.00%, due 11/15/2027	553
500	Ser. 2015, 5.00%, due 11/15/2028	550
	Build NYC Res. Corp. Ref. Rev. (City Univ. - Queens College)
270	Ser. 2014-A, 5.00%, due 6/1/2026	314
225	Ser. 2014-A, 5.00%, due 6/1/2029	258
	Build NYC Res. Corp. Ref. Rev. (Methodist Hosp. Proj.)
250	Ser. 2014, 5.00%, due 7/1/2022	274
500	Ser. 2014, 5.00%, due 7/1/2029	563

See Notes to Financial Statements	22

Schedule of Investments New York Municipal Fund Inc.(a)^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

$250	Build NYC Res. Corp. Ref. Rev. (New York Law Sch. Proj.), Ser. 2016, 4.00%, due 7/1/2045	$250
	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.)
155	Ser. 2015, 5.00%, due 6/1/2026	180
125	Ser. 2015, 5.00%, due 6/1/2027	145
195	Ser. 2015, 5.00%, due 6/1/2028	226
220	Ser. 2015, 5.00%, due 6/1/2029	254
325	Ser. 2015, 5.00%, due 6/1/2030	374
565	Build NYC Res. Corp. Rev., Ser. 2014, 5.00%, due 11/1/2024	600
750	Build NYC Res. Corp. Rev. (Met Lighthouse Charter Sch. Proj.), Ser. 2017-A, 5.00%, due 6/1/2047	793	(b)
575	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	588	(b)
400	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. Int’l Cultures), Ser. 2013-A, 3.88%, due 4/15/2023	407
	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.)
100	Ser. 2014, 3.75%, due 1/1/2020	101	(b)
200	Ser. 2014, 4.50%, due 1/1/2025	218	(b)
	Dutchess Co. Local Dev. Corp. Rev. (Culinary Institute of America Proj.)
200	Ser. 2016-A-1, 5.00%, due 7/1/2041	223
275	Ser. 2016-A-1, 5.00%, due 7/1/2046	306
1,000	Dutchess Co. Local Dev. Corp. Rev. (Marist College Proj.), Ser. 2012-A, 5.00%, due 7/1/2021	1,071
750	Erie Co. IDA Sch. Fac. Rev. (Buffalo City Sch. Dist.), Ser. 2009-A, 5.25%, due 5/1/2025	750
	Pre-Refunded 5/1/2019
1,270	Geneva Dev. Corp. Rev. (Hobart & William Smith College Proj.), Ser. 2012, 5.00%, due 9/1/2021	1,364
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
1,500	Ser. 2009, 5.75%, due 7/1/2023 Pre-Refunded 7/1/2019	1,510
405	Ser. 2018, 5.00%, due 7/1/2031	472
425	Ser. 2018, 5.00%, due 7/1/2032	492
450	Ser. 2018, 5.00%, due 7/1/2033	519
580	Islip, G.O., Ser. 2012, 3.00%, due 8/1/2025	598
245	Jefferson Co. IDA Solid Waste Disp. Rev. (Green Bond), Ser. 2014, 4.75%, due 1/1/2020	244	(b)
300	Monroe Co. Ind. Dev. Corp. Rev. (Monroe Comm. College), Ser. 2014, (AGM Insured), 5.00%,	335
	due 1/15/2029
	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.)
500	Ser. 2013-A, 5.00%, due 10/1/2024	557
500	Ser. 2013-A, 5.00%, due 10/1/2025	555
250	Ser. 2013-A, 4.00%, due 10/1/2026	266
	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College)
1,120	Ser. 2012-A, 5.00%, due 6/1/2023	1,225
210	Ser. 2012-A, 5.00%, due 6/1/2025	229
1,265	Montgomery Co. Cap. Res. Corp. Lease Ref. Rev. (HFM Boces Proj.), Ser. 2014, (MAC Insured), 5.00%,	1,452
	due 9/1/2027
2,000	Nassau Co. G.O. (Gen. Imp. Bonds), Ser. 2013-B, 5.00%, due 4/1/2028 Pre-Refunded 4/1/2023	2,263
580	Nassau Co. IDA Rev. Ref. & Impt. (Cold Spring Harbor Laboratory), Ser. 1999, (LOC: TD Bank N.A.),	580	(d)
	2.15%, due 1/1/2034
	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.)
500	Ser. 2014, 5.00%, due 7/1/2023	559
1,000	Ser. 2014, 5.00%, due 7/1/2027	1,132
4,175	Nassau Co. Tobacco Settlement Corp. Asset Backed, Ser. 2006-A-3, 5.13%, due 6/1/2046	3,995
	New York City G.O.
950	Ser. 2009-B, 5.00%, due 8/1/2022	958
1,000	Ser. 2009-E, 5.00%, due 8/1/2021	1,009
500	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014, 5.38%, due 11/15/2040	549	(b)
2,000	New York Liberty Dev. Corp. Rev. (Goldman Sachs Headquarters), Ser. 2005, 5.25%, due 10/1/2035	2,565
1,815	New York St. Dorm. Au. Ref. Rev. Non St. Supported Debt (Pratt Institute), Ser. 2015-A, 3.00%,	1,897
	due 7/1/2027
780	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013, 4.63%,	856
	due 7/1/2025
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Manhattan Marymount College), Ser. 2009,	503
	5.00%, due 7/1/2024
1,595	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mount Sinai Sch. of Medicine), Ser. 2009,	1,605
	5.25%, due 7/1/2024 Pre-Refunded 7/1/2019

See Notes to Financial Statements	23

Schedule of Investments New York Municipal Fund Inc.(a)^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

$2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group),	$2,111
	Ser. 2011-A, 4.38%, due 5/1/2026 Pre-Refunded 5/1/2021
1,375	New York St. Dorm. Au. Rev. Non St. Supported Debt (Rochester Institute of Technology), Ser. 2012,	1,465
	4.00%, due 7/1/2028
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. John’s Univ.), Ser. 2007-C, (National Public	2,012
	Finance Guarantee Corp. Insured), 5.25%, due 7/1/2019
600	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Joseph’s College), Ser. 2010, 5.25%,	601
	due 7/1/2025
2,540	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Univ. Dorm. Fac.), Ser. 2018-A, 5.00%,	2,988
	due 7/1/2048
	New York St. Dorm. Au. Rev. Non St. Supported Debt (Touro College & Univ. Sys. Obligated Group)
460	Ser. 2014-A, 4.00%, due 1/1/2026	481
470	Ser. 2014-A, 4.00%, due 1/1/2027	489
200	Ser. 2014-A, 4.00%, due 1/1/2028	207
275	Ser. 2014-A, 4.13%, due 1/1/2029	285
1,350	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/2028	1,516
750	New York St. Dorm. Au. Rev. Non St. Supported Debt (Vaughn College of Aeronautics & Technology),	804	(b)
	Ser. 2016, 5.00%, due 12/1/2026
1,500	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Oblig. Group), Ser. 2018-A,	1,743
	5.00%, due 8/1/2035
	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Orange Reg. Med. Ctr.)
400	Ser. 2017, 5.00%, due 12/1/2035	455	(b)
200	Ser. 2017, 5.00%, due 12/1/2036	227	(b)
400	Ser. 2017, 5.00%, due 12/1/2037	452	(b)
2,000	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev., Ser. 2012-A, 5.00%, due 12/15/2026	2,230
	New York St. HFA Rev. (Affordable Hsg.)
1,615	Ser. 2009-B, 4.50%, due 11/1/2029	1,615
960	Ser. 2012-F, (SONYMA Insured), 3.05%, due 11/1/2027	977
600	New York St. Hsg. Fin. Agcy. Rev. (42nd & 10th St. Hsg.), (LOC: Freddie Mac), Ser. 2008-A, 2.22%,	600	(d)
	due 11/1/2041
1,045	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/2027	1,081
	New York St. Muni. Bond Bank Agcy.
1,230	Subser. 2009-B1, 5.00%, due 12/15/2023	1,255
1,295	Subser. 2009-B1, 5.00%, due 12/15/2024	1,322
1,500	New York St. Trans. Dev. Corp. Spec. Fac. Ref. Rev. (American Airlines, Inc.-John F Kennedy Int’l Arpt.	1,572
	Proj.), Ser. 2016, 5.00%, due 8/1/2031
2,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.),	2,333
	Ser. 2018, 5.00%, due 1/1/2033
1,545	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (LaGuardia Arpt. Term. B Redev. Proj.), Ser. 2016-A,	1,582
	4.00%, due 7/1/2041
785	Newburgh, G.O., Ser. 2012-A, 5.00%, due 6/15/2022	853
	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.)
640	Ser. 2012-A, 5.00%, due 5/1/2025	698
300	Ser. 2012-A, 5.00%, due 5/1/2026	327
1,000	Niagara Area Dev. Corp. Solid Waste Disp. Fac. Rev. Ref. (Covanta Proj.), Ser. 2018-A, 4.75%,	1,022	(b)
	due 11/1/2042
1,100	Niagara Falls City Sch. Dist. Ref. Cert. Participation (High Sch. Fac.), Ser. 2015, (AGM Insured), 4.00%,	1,192
	due 6/15/2026
	Niagara Frontier Trans. Au. Rev. Ref. (Buffalo Niagara Int’l Arpt.)
375	Ser. 2019-A, 5.00%, due 4/1/2037	437
350	Ser. 2019-A, 5.00%, due 4/1/2038	406
350	Ser. 2019-A, 5.00%, due 4/1/2039	405
1,010	Onondaga Civic Dev. Corp. Ref. Rev., Ser. 2015, 5.00%, due 10/1/2029	1,141
500	Onondaga Civic Dev. Corp. Rev. (St. Joseph’s Hosp. Hlth. Ctr. Proj.), Ser. 2014-A, 5.00%, due 7/1/2025	503
	Pre-Refunded 7/1/2019
1,000	Onondaga Co. Trust Cultural Res. Rev. (Syracuse Univ. Proj.), Ser. 2010-B, 5.00%, due 12/1/2019	1,020
1,500	Oyster Bay, G.O., Ser. 2014, (AGM Insured), 3.25%, due 8/1/2021	1,546
500	Port Au. New York & New Jersey Cons. Bonds Rev. Ref. (Two Hundred - Third), Ser. 2017, 5.00%,	576
	due 4/15/2057

See Notes to Financial Statements	24

Schedule of Investments New York Municipal Fund Inc.(a)^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

$1,410	St. Lawrence Co. IDA Civic Dev. Corp. Rev. (St. Lawrence Univ. Proj.), Ser. 2012, 5.00%, due 7/1/2028	$1,555
1,980	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 5.00%, due 11/1/2025	2,194
165	Triborough Bridge & Tunnel Au. Oblig., Ser. 1998-A, (National Public Finance Guarantee Corp. Insured),	170
	4.75%, due 1/1/2024
	TSASC Inc. Rev. Ref.
580	Ser. 2017-A, 5.00%, due 6/1/2028	681
3,000	Ser. 2017-A, 5.00%, due 6/1/2041	3,228
1,405	United Nations Dev. Corp. Rev., Ser. 2009-A, 5.00%, due 7/1/2022	1,413
3,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/2028	3,438
1,000	Westchester Co. Local Dev. Corp. Ref. Rev. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/2030	1,022	(b)
	Westchester Co. Local Dev. Corp. Ref. Rev. (Westchester Med. Ctr.)
825	Ser. 2016, 5.00%, due 11/1/2030	938
1,000	Ser. 2016, 3.75%, due 11/1/2037	1,008
1,350	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/2028	1,443
		98,033

Ohio 0.7%
500	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%,	474
	due 6/1/2047

Pennsylvania 3.1%
	Pennsylvania St. Turnpike Commission Rev.
285	Ser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	304
305	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	326
1,410	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	1,506
		2,136

Puerto Rico 2.5%
1,800	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	1,774

Texas 1.0%
400	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%,	360	(b)(c)(e)
	due 1/1/2045
325	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%,	334
	due 12/1/2053
		694
	Total Municipal Notes (Cost $109,223)	113,276

UNITS

Liquidating Trust - Real Estate 2.5%
600	CMS Liquidating Trust (Cost $3,105)	1,740	*(f)(g)

	Total Investments 164.0% (Cost $112,328)	115,016

	Other Assets Less Liabilities 2.0%	1,381

	Liquidation Value of Variable Rate Municipal Term Preferred Shares (net of unamortized deferred	(46,264)
	offering costs of approximately $36,000) (66.0)%

	Net Assets Applicable to Common Stockholders 100.0%	$70,133

*	Non-income producing security.

See Notes to Financial Statements	25

Schedule of Investments New York Municipal Fund Inc.(a)^
(Unaudited) (cont’d)

(a)	On June 28, 2018, the Fund’s Board of Directors approved a proposal to change the name of the Fund from “Neuberger Berman New York Intermediate Municipal Fund Inc.” to “Neuberger Berman New York Municipal Fund Inc.” This name change became effective on August 28, 2018.

(b)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2019, these securities amounted to approximately $7,865,000, which represents 11.2% of net assets applicable to common stockholders of the Fund. Securities denoted with (b) but without (c) have been deemed by the investment manager to be liquid.

(c)	Illiquid security.

(d)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at April 30, 2019.

(e)	Defaulted security.

(f)	Value determined using significant unobservable inputs.

(g)	This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At April 30, 2019, this security amounted to approximately $1,740,000, which represents 2.5% of net assets applicable to common stockholders of the Fund.

Acquisition
Cost
			Percentage		Fair Value
			of Net Assets		Percentage
			Applicable		of Net Assets
			to Common		Applicable
			Stockholders		to Common
			as of		Stockholders
(000’s omitted)	Acquisition	Acquisition	Acquisition	Value as of	as of
Restricted Security	Date	Cost	Date	4/30/2019	4/30/2019
CMS Liquidating Trust	11/21/2012	$3,105	4.0%	$1,740	2.5%

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Municipal Notes(a)	$—	$113,276	$—	$113,276
Liquidating Trust - Real Estate	—	—	1,740	1,740
Total Investments	$—	$113,276	$1,740	$115,016

(a)	The Schedule of Investments provides a categorization by state/territory or industry for the portfolio.

See Notes to Financial Statements	26

Schedule of Investments New York Municipal Fund Inc.(a)^
(Unaudited) (cont’d)

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

										Net change
										in unrealized
										appreciation/
										(depreciation)
	Beginning			Change in						from
	balance,	Accrued		unrealized			Transfers	Transfers	Balance,	investments
	as of	discounts/	Realized	appreciation/			into	out of	as of	still held as of
	11/1/2018	(premiums)	gain/(loss)	(depreciation)	Purchases	Sales	Level 3	Level 3	4/30/2019	4/30/2019
(000’s omitted)
Investments in
Securities:
Units
Liquidating
Trust—
Real Estate	$1,770	$—	$—	$(30)	$—	$—	$—	$—	$1,740	$(30)
Total	$1,770	$—	$—	$(30)	$—	$—	$—	$—	$1,740	$(30)

The following table presents additional information about the valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2019.

						Impact to
						valuation
						from
Asset	Fair value	Valuation	Unobservable	Range	Input value	increase
class	at 4/30/2019	approach	input	per unit	per unit	in input
Units	$1,740,000	Income Approach	Appraised value	$2,669 - $3,203	$2,900	Increase

^	A balance indicated with a “—”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements	27

Statements of Assets and Liabilities (Unaudited)

Neuberger Berman
(000’s omitted except per share amounts)

	CALIFORNIA		NEW YORK
	MUNICIPAL	MUNICIPAL	MUNICIPAL
	FUND INC.	FUND INC.	FUND INC.
	April 30, 2019	April 30, 2019	April 30, 2019
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$137,348	$448,178	$115,016
Cash	47	47	77
Interest receivable	1,731	6,375	1,716
Receivable for securities sold	25	5	—
Total Assets	139,151	454,605	116,809
Liabilities
Variable Rate Municipal Term Preferred Shares, Series A ($100,000 liquidation value per share; 550, 1,704 and 463 shares outstanding for California Fund,
Municipal Fund and New York Fund, respectively) † (Note A)	54,964	170,360	46,264
Distributions payable—preferred shares	122	379	103
Distributions payable—common stock	249	1,174	200
Payable to investment manager—net (Note B)	29	93	24
Payable to administrator—net (Note B)	34	112	29
Payable to directors	—	—	2
Accrued expenses and other payables	68	106	54
Total Liabilities	55,466	172,224	46,676
Net Assets applicable to Common Stockholders	$83,685	$282,381	$70,133
Net Assets applicable to Common Stockholders consist of:
Paid-in capital—common stock	$78,240	$257,966	$70,678
Total distributable earnings/(losses)	5,445	24,415	(545)
Net Assets applicable to Common Stockholders	$83,685	$282,381	$70,133
Shares of Common Stock Outstanding ($0.0001 par value; 999,996,410,
999,990,206 and 999,996,517 shares authorized for California Fund,
Municipal Fund and New York Fund, respectively)	5,551	18,804	5,077
Net Asset Value Per Share of Common Stock Outstanding	$15.08	$15.02	$13.81
* Cost of Investments
(a) Unaffiliated issuers	$128,257	$415,019	$112,328

† Net of unamortized deferred offering costs of approximately:	$36	$40	$36

See Notes to Financial Statements	28

Statements of Operations (Unaudited)

Neuberger Berman
(000’s omitted)

	CALIFORNIA		NEW YORK
	MUNICIPAL	MUNICIPAL	MUNICIPAL
	FUND INC.	FUND INC.	FUND INC.
	For the Six	For the Six	For the Six
	Months Ended	Months Ended	Months Ended
	April 30, 2019	April 30, 2019	April 30, 2019
Investment Income:
Income (Note A):
Interest and other income-unaffiliated issuers	$2,766	$10,156	$2,376
Expenses:
Investment management fees (Note B)	174	566	145
Administration fees (Note B)	208	679	174
Audit fees	29	29	29
Basic maintenance expense (Note A)	7	7	7
Custodian and accounting fees	39	53	38
Insurance expense	2	7	2
Legal fees	18	58	12
Stockholder reports	5	16	5
Stock exchange listing fees	2	5	1
Stock transfer agent fees	16	10	10
Distributions to Variable Rate Municipal Term Preferred Shareholders and
amortization of offering costs (Note A)	831	2,517	685
Directors’ fees and expenses	20	20	22
Miscellaneous	11	16	14
Total expenses	1,362	3,983	1,144
Total net expenses	1,362	3,983	1,144
Net investment income/(loss)	$1,404	$6,173	$1,232

Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(104)	(607)	(183)

Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	4,324	10,862	2,814
Net gain/(loss) on investments	4,220	10,255	2,631
Net increase/(decrease) in net assets applicable to Common Stockholders
resulting from operations	$5,624	$16,428	$3,863

See Notes to Financial Statements	29

Statements of Changes in Net Assets

Neuberger Berman
(000’s omitted)

	CALIFORNIA
	MUNICIPAL FUND INC.		MUNICIPAL FUND INC.
	Six Months		Six Months
	Ended		Ended
	April 30, 2019	Year Ended	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018	(Unaudited)	October 31, 2018
Increase/(Decrease) in Net Assets Applicable
to Common Stockholders:
From Operations (Note A):
Net investment income/(loss)	$1,404	$2,815	$6,173	$12,894
Net realized gain/(loss) on investments	(104)	123	(607)	(576)
Change in net unrealized appreciation/
(depreciation) of investments	4,324	(4,704)	10,862	(16,051)
Net increase/(decrease) in net assets applicable to
Common Stockholders resulting from operations	5,624	(1,766)	16,428	(3,733)
Distributions to Common Stockholders
From (Note A):
Distributable earnings	(1,492)	(2,979)	(7,044)	(14,565)
Tax return of capital	—	(183)	—	—
Total distributions to Common Stockholders	(1,492)	(3,162)	(7,044)	(14,565)
Net Increase/(Decrease) in Net Assets
Applicable to Common Stockholders	4,132	(4,928)	9,384	(18,298)
Net Assets Applicable to Common Stockholders:
Beginning of period	79,553	84,481	272,997	291,295
End of period	$83,685	$79,553	$282,381	$272,997

See Notes to Financial Statements	31

NEW YORK
MUNICIPAL FUND INC.
Six Months
Ended
April 30, 2019	Year Ended
(Unaudited)	October 31, 2018

$1,232	$2,547
(183)	(263)

2,814	(3,918)

3,863	(1,634)

(1,198)	(2,507)
—	—
(1,198)	(2,507)

2,665	(4,141)

67,468	71,609
$70,133	$67,468

See Notes to Financial Statements	32

Notes to Financial Statements Municipal Closed-End Funds
(Unaudited)

Note A—Summary of Significant Accounting Policies:

1

General: Neuberger Berman California Municipal Fund Inc. (“California Fund”) (formerly, Neuberger Berman California Intermediate Municipal Fund Inc.), Neuberger Berman Municipal Fund Inc. (“Municipal Fund”) (formerly, Neuberger Berman Intermediate Municipal Fund Inc.) and Neuberger Berman New York Municipal Fund Inc. (“New York Fund”) (formerly, Neuberger Berman New York Intermediate Municipal Fund Inc.), (each individually a “Fund”, and collectively, the “Funds”) were organized as Maryland corporations on July 29, 2002. California Fund and New York Fund registered as non-diversified, closed-end management investment companies and Municipal Fund registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the status of a Fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified fund. Each Fund is currently a diversified fund. The Funds’ Boards of Directors (each Fund’s Board of Directors, a “Board”) may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of stockholders.

A balance indicated with a “—”, either reflects a zero balance or a balance that rounds to less than $1,000.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.”

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires Neuberger Berman Investment Advisers LLC (“Management”) to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2

Portfolio valuation: In accordance with ASC 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●Level 1 – quoted prices in active markets for identical investments

●Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

●Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in municipal notes and liquidating trust - real estate is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent

33

pricing services to value municipal notes and liquidating trust - real estate include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

3

Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4

Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify for treatment as a regulated investment company (“RIC”) by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its stockholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to stockholders, no federal income or excise tax provision is required.

The Funds have adopted the provisions of ASC 740 “Income Taxes” (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of April 30, 2019, the Funds did not have any unrecognized tax positions.

At April 30, 2019, selected Fund information for all long security positions for U.S. federal income tax purposes was as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
(000’s omitted)	Cost	Appreciation	Depreciation	(Depreciation)
California Fund	$128,265	$9,619	$536	$9,083
Municipal Fund	415,220	35,300	2,342	32,958
New York Fund	112,557	4,294	1,835	2,459

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences, if any, are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences, capital loss carryforwards expiring and differing characterization of distributions made by each Fund.

34

As determined on October 31, 2018, permanent differences resulting primarily from different book and tax accounting were reclassified at year end. Such differences are attributed to the non-deductible offering costs on Variable Rate Municipal Term Preferred Shares, Series A (“VMTPS”) and expiration of capital loss carryforwards. These reclassifications had no effect on net income, net asset value (“NAV”) or NAV per share of common stock of the Funds. For the year ended October 31, 2018, the Funds recorded the following permanent reclassifications:

		Total Distributable
	Paid-in Capital	Earnings/(Losses)
California Fund	$(29,565)	$29,565
Municipal Fund	(359,367)	359,367
New York Fund	(27,693)	27,693

The tax character of distributions paid during the years ended October 31, 2018 and October 31, 2017 was as follows:

	Distributions Paid From:
					Long-Term
	Tax Exempt		Ordinary		Capital		Return of
	Income		Income		Gain		Capital		Total
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
California Fund	$4,479,419	$4,743,113	$13,796	$33,345	$—	$—	$183,085	$—	$4,676,300	$4,776,458
Municipal Fund	18,977,618	19,069,206	192,492	187,099	—	—	—	—	19,170,110	19,256,305
New York Fund	3,679,064	3,627,414	67,991	71,711	—	—	—	—	3,747,055	3,699,125

As of October 31, 2018, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Unrealized	Loss	Other
	Ordinary	Tax-Exempt	Long-Term	Appreciation/	Carryforwards	Temporary
	Income	Income	Capital Gain	(Depreciation)	and Deferrals	Differences	Total
California Fund	$—	$—	$—	$4,759,192	$(3,056,409)	$(389,382)	$1,313,401
Municipal Fund	—	5,646,621	—	22,095,707	(11,109,401)	(1,601,932)	15,030,995
New York Fund	—	515,485	—	(371,549)	(3,038,888)	(314,874)	(3,209,826)

The temporary differences between book basis and tax basis distributable earnings are primarily due to: timing differences of distribution payments, partnership basis adjustments, capital loss carryforwards and defaulted bond income adjustments.

To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. The Regulated Investment Company Modernization Act of 2010 made changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term (“Post-Enactment”). Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character (“Pre-Enactment”). As determined at October 31, 2018, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

Pre-Enactment
Expiring in:
2019
California Fund	$—
Municipal Fund	—
New York Fund	7,374

35

	Post-Enactment (No Expiration Date)
	Long-Term	Short-Term
California Fund	$2,655,048	$401,361
Municipal Fund	9,482,284	1,627,117
New York Fund	2,452,141	579,373

Post-Enactment capital loss carryforwards must be fully used before Pre-Enactment capital loss carryforwards; therefore, under certain circumstances, Pre-Enactment capital loss carryforwards available as of the report date may expire unused.

During the year ended October 31, 2018, California Fund utilized capital loss carryforwards of $124,217.

During the year ended October 31, 2018, Municipal Fund had capital loss carryforwards expire of $302,263.

5

Distributions to common stockholders: Each Fund earns income, net of expenses, daily on its investments. It is the policy of each Fund to declare and pay monthly distributions to common stockholders. Distributions from net realized capital gains, if any, are normally distributed in December. Distributions to common stockholders are recorded on the ex-date. Distributions to preferred stockholders are accrued and determined as described in Note A-7.

On May 15, 2019, each Fund declared a monthly distribution to common stockholders payable June 17, 2019, to stockholders of record on May 31, 2019, with an ex-date of May 30, 2019 as follows:

Distribution per share
California Fund	0.04480
Municipal Fund	0.06244
New York Fund	0.03933

On June 17, 2019, each Fund declared a monthly distribution to common stockholders payable July 15, 2019, to stockholders of record on June 28, 2019, with an ex-date of June 27, 2019 as follows:

Distribution per share
California Fund	0.04480
Municipal Fund	0.06244
New York Fund	0.03933

6

Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company (e.g., a Fund) are allocated among the Funds and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.

7	Financial leverage: On June 30, 2014, July 1, 2014 and July 2, 2014, the Funds issued VMTPS as follows:

Shares
California Fund	590
Municipal Fund	1,794
New York Fund	483

36

On April 1, 2019, the Funds extended the maturity and completed a partial redemption of VMTPS. After such partial redemptions, the Funds had VMTPS outstanding as follows:

	Shares Redeemed	Shares Outstanding
California Fund	40	550
Municipal Fund	90	1,704
New York Fund	20	463

Each Fund’s VMTPS have a liquidation preference of $100,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon (“VMTPS Liquidation Value”). Distributions on the VMTPS are accrued daily and paid monthly at a floating rate. For financial reporting purposes only, the liquidation preference of the VMTPS is recognized as a liability in each Fund’s Statement of Assets and Liabilities.

The distribution rate for each Fund’s VMTPS is calculated based on the applicable SIFMA (Securities Industry and Financial Markets Association) Municipal Swap Index plus a spread. The table below sets forth key terms of each Fund’s VMTPS.

		Term		Aggregate
		Redemption	Shares	Liquidation
Fund	Series	Date	Outstanding	Preference
California Fund	Series A	3/31/2022	550	$55,000,000
Municipal Fund	Series A	3/31/2022	1,704	$170,400,000
New York Fund	Series A	3/31/2022	463	$46,300,000

The Funds have paid up front expenses in connection with offering the VMTPS, which are being amortized over the life of the VMTPS. The expenses are included in the “Distributions to variable rate municipal term preferred shareholders and amortization of offering costs (Note A)” line item that is reflected in the Statements of Operations.

Each Fund may redeem its VMTPS, in whole or in part, at its option after giving notice to the relevant holders of its VMTPS. Each Fund is also subject to certain restrictions relating to the VMTPS. Failure to comply with these restrictions could preclude a Fund from declaring any distributions to common stockholders or repurchasing common stock and/or could trigger the mandatory redemption of its VMTPS at the VMTPS Liquidation Value. The holders of the VMTPS are entitled to one vote per share and will vote with holders of common stock as a single class, except that the holders of the VMTPS will vote separately as a class on certain matters, as required by law or the Fund’s organizational documents. The holders of the VMTPS, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund fails to pay distributions on its VMTPS for two consecutive years.

During the six months ended April 30, 2019, the average aggregate liquidation preference value outstanding and average annualized distribution rate of the VMTPS were $58,337,000 and 2.82%, $177,908,000 and 2.82%, and $47,969,000 and 2.82%, for California Fund, Municipal Fund and New York Fund, respectively.

8

Securities lending: Each Fund, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statements of Operations under the caption “Income from securities loaned-net” and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial cash collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between a counterparty and a Fund until the close of the transaction. A Fund may only receive collateral in the form of cash

37

(U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

As of April 30, 2019, the Funds did not participate in securities lending.

9	Concentration of risk: The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region. California Fund and New York Fund normally invest a substantial portion of their assets in municipal bonds of issuers located in the state of California and the state of New York, respectively. The value of each of these Funds’ securities are more susceptible to adverse economic, political, regulatory or other factors affecting the issuers of such municipal bonds than a fund that does not limit its investments to such issuers.

10	Indemnifications: Like many other companies, the Funds’ organizational documents provide that their officers (“Officers”) and directors (“Directors”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, both in some of their principal service contracts and in the normal course of their business, the Funds enter into contracts that provide indemnifications to other parties for certain types of losses or liabilities. Each Fund’s maximum exposure under these arrangements is unknown as this could involve future claims against each Fund.

11	Arrangements with certain non-affiliated service providers: In order to satisfy rating agency requirements, each Fund is required to provide the rating agency that rates its VMTPS a report on a monthly basis verifying that each Fund is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by the rating agency as one of the conditions to maintain its rating on the VMTPS. “Discounted value” refers to the fact that the rating agency requires each Fund, in performing this calculation, to discount portfolio securities below their face value, at rates determined by the rating agency. Each Fund pays a fee to State Street Bank for the preparation of this report which is reflected in the Statements of Operations under the caption “Basic maintenance expense (Note A).”

Note B—Investment Management Fees, Administration Fees, and Other Transactions with Affiliates:

Each Fund retains Management as its investment manager under a Management Agreement. For such investment management services, each Fund pays Management a fee at the annual rate of 0.25% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, any VMTPS Liquidation Value is not considered a liability.

Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.30% of its average daily Managed Assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

38

Note C—Securities Transactions:

During the six months ended April 30, 2019, there were purchase and sale transactions of long-term securities as follows:

(000’s omitted)	Purchases	Sales
California Fund	$21,789	$26,804
Municipal Fund	86,509	96,674
New York Fund	12,431	14,375

Note D—Recent Accounting Pronouncements:

In March 2017, FASB issued Accounting Standards Update No. 2017-08, “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”). ASU 2017-08 shortens the amortization period to the earliest call date for certain purchased callable debt securities held at a premium. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact of applying this guidance.

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”)). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

Note E—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

39

Financial Highlights

California Municipal Fund Inc.

The following table includes selected data for a share of common stock outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A “-” indicates that the line item was not applicable in the corresponding period.

	Six Months
	Ended
	April 30, 2019		Year Ended October 31,
	(Unaudited)		2018		2017		2016	2015	2014
Common Stock Net Asset Value,
Beginning of Period	$14.33		$15.22		$15.67		$15.34	$15.51	$14.46

Income From Investment Operations
Applicable to Common Stockholders:
Net Investment Income/(Loss)@	0.25		0.51		0.61		0.63	0.64	0.72
Net Gains or Losses on Securities
(both realized and unrealized)	0.77		(0.83)		(0.41)		0.47	0.01	1.16
Common Stock Equivalent of Distributions to
AMPS Preferred Stockholders From:
Net Investment Income@	—		—		—		—	—	(0.01)
Total From Investment Operations
Applicable to Common Stockholders	1.02		(0.32)		0.20		1.10	0.65	1.87

Less Distributions to Common
Stockholders From:
Net Investment Income	(0.27)		(0.54)		(0.65)		(0.77)	(0.82)	(0.82)
Tax Return of Capital	—		(0.03)		—		—	—	—
Total Distributions to Common Stockholders	(0.27)		(0.57)		(0.65)		(0.77)	(0.82)	(0.82)
Common Stock Net Asset Value,
End of Period	$15.08		$14.33		$15.22		$15.67	$15.34	$15.51
Common Stock Market Value,
End of Period	$13.15		$12.08		$13.91		$15.57	$15.33	$15.53
Total Return, Common Stock Net Asset Value†	7.47	%*	(1.59)%		1.60%[a]		7.28%	4.37%	13.28%
Total Return, Common Stock Market Value†	11.17	%*	(9.23)%		(6.55)%[a]		6.67%	4.16%	15.02%

Supplemental Data/Ratios††
Net Assets Applicable to Common Stockholders,
End of Period (in millions)	$83.7		$79.6		$84.5		$87.0	$85.0	$85.9
Preferred Stock Outstanding,
End of Period (in millions)^	$55.0	ØØ	$59.0	ØØ	$59.0	ØØ	$59.0	$59.0	$59.0
Preferred Stock Liquidation Value Per Share^	$100,000		$100,000		$100,000		$100,000	$100,000	$100,000
Ratios are Calculated Using
Average Net Assets Applicable to
Common Stockholders
Ratio of Gross ExpensesØ	3.36	%**	3.17%		2.76%		2.40%	2.20%	1.70%
Ratio of Net ExpensesØ	3.36	%**	3.17%		2.70%[b]		2.40%	2.20%	1.70%
Ratio of Net Investment Income/(Loss) Excluding
AMPS Preferred Stock Distributions^	3.47	%**	3.41%		4.04%[b]		3.95%	4.16%	4.85%[c]
Portfolio Turnover Rate	16	%*	30%		36%		12%	9%	24%
Asset Coverage Per Share, of Preferred
Stock, End of Period¢	$252,313		$235,042		$243,283		$247,614	$244,175	$245,704

See Notes to Financial Highlights	40

Financial Highlights

Municipal Fund Inc.

The following table includes selected data for a share of common stock outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A “-” indicates that the line item was not applicable in the corresponding period.

	Six Months
	Ended
	April 30, 2019		Year Ended October 31,
	(Unaudited)		2018		2017		2016	2015	2014
Common Stock Net Asset Value,
Beginning of Period	$14.52		$15.49		$16.06		$15.84	$16.11	$14.54

Income From Investment Operations
Applicable to Common Stockholders:
Net Investment Income/(Loss)@	0.33		0.69		0.74		0.77	0.81	0.88
Net Gains or Losses on Securities
(both realized and unrealized)	0.54		(0.89)		(0.48)		0.35	(0.18)	1.55
Common Stock Equivalent of Distributions to
AMPS Preferred Stockholders From:
Net Investment Income@	—		—		—		—	—	(0.01)
Total From Investment Operations
Applicable to Common Stockholders	0.87		(0.20)		0.26		1.12	0.63	2.42

Less Distributions to Common
Stockholders From:
Net Investment Income	(0.37)		(0.77)		(0.83)		(0.90)	(0.90)	(0.85)
Common Stock Net Asset Value,
End of Period	$15.02		$14.52		$15.49		$16.06	$15.84	$16.11
Common Stock Market Value,
End of Period	$14.58		$12.62		$14.92		$15.34	$15.53	$15.42
Total Return, Common Stock Net Asset Value†	6.27	%*	(0.85)%		1.83%[a]		7.19%	4.21%	17.24%
Total Return, Common Stock Market Value†	18.69	%*	(10.54)%		2.68%[a]		4.42%	6.74%	15.72%

Supplemental Data/Ratios††
Net Assets Applicable to Common Stockholders,
End of Period (in millions)	$282.4		$273.0		$291.3		$301.8	$297.3	$302.3
Preferred Stock Outstanding,
End of Period (in millions)^^	$170.4	ØØ	$179.4	ØØ	$179.3	ØØ	$179.4	$179.4	$179.4
Preferred Stock Liquidation Value Per Share^^	$100,000		$100,000		$100,000		$100,000	$100,000	$100,000
Ratios are Calculated Using
Average Net Assets Applicable to
Common Stockholders
Ratio of Gross ExpensesØ	2.89	%**	2.69%		2.31%		2.00%	1.84%	1.41%
Ratio of Net ExpensesØ	2.89	%**	2.69%		2.29%[b]		2.00%	1.84%	1.41%
Ratio of Net Investment Income/(Loss) Excluding
AMPS Preferred Stock Distributions^^	4.47	%**	4.54%		4.78%[b]		4.70%	5.05%	5.77%[c]
Portfolio Turnover Rate	19	%*	24%		20%		19%	9%	24%
Asset Coverage Per Share, of Preferred
Stock, End of Period¢	$265,915		$252,390		$262,497		$268,414	$265,828	$268,620

See Notes to Financial Highlights	41

Financial Highlights

New York Municipal Fund Inc.

The following table includes selected data for a share of common stock outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A “-” indicates that the line item was not applicable in the corresponding period.

	Six Months
	Ended
	April 30, 2019		Year Ended October 31,
	(Unaudited)		2018		2017		2016	2015	2014
Common Stock Net Asset Value,
Beginning of Period	$13.29		$14.10		$14.56		$14.31	$14.52	$13.71

Income From Investment Operations
Applicable to Common Stockholders:
Net Investment Income/(Loss)@	0.24		0.50		0.55		0.57	0.60	0.67
Net Gains or Losses on Securities
(both realized and unrealized)	0.52		(0.82)		(0.47)		0.30	(0.09)	0.93
Common Stock Equivalent of Distributions to
AMPS Preferred Stockholders From:
Net Investment Income@	—		—		—		—	—	(0.01)
Total From Investment Operations
Applicable to Common Stockholders	0.76		(0.32)		0.08		0.87	0.51	1.59

Less Distributions to Common
Stockholders From:
Net Investment Income	(0.24)		(0.49)		(0.54)		(0.62)	(0.72)	(0.78)
Common Stock Net Asset Value,
End of Period	$13.81		$13.29		$14.10		$14.56	$14.31	$14.52
Common Stock Market Value,
End of Period	$12.44		$11.13		$12.44		$13.44	$13.78	$14.11
Total Return, Common Stock Net Asset Value†	5.99	%*	(1.69)%		1.04%[a]		6.27%	3.70%	12.16%
Total Return, Common Stock Market Value†	14.01	%*	(6.68)%		(3.43)%[a]		1.87%	2.76%	15.21%

Supplemental Data/Ratios††
Net Assets Applicable to Common Stockholders,
End of Period (in millions)	$70.1		$67.5		$71.6		$73.9	$72.6	$73.7
Preferred Stock Outstanding,
End of Period (in millions)^^^	$46.3	ØØ	$48.3	ØØ	$48.3	ØØ	$48.3	$48.3	$48.3
Preferred Stock Liquidation Value Per Share^^^	$100,000		$100,000		$100,000		$100,000	$100,000	$100,000
Ratios are Calculated Using
Average Net Assets Applicable to
Common Stockholders
Ratio of Gross ExpensesØ	3.35	%**	3.16%		2.75%		2.39%	2.19%	1.71%
Ratio of Net ExpensesØ	3.35	%**	3.16%		2.69%[b]		2.39%	2.19%	1.71%
Ratio of Net Investment Income/(Loss) Excluding
AMPS Preferred Stock Distributions^^^	3.61	%**	3.65%		3.92%[b]		3.90%	4.14%	4.75%[c]
Portfolio Turnover Rate	11	%*	19%		25%		10%	18%	32%
Asset Coverage Per Share, of Preferred
Stock, End of Period¢	$251,621		$239,886		$248,341		$253,212	$250,512	$252,753

See Notes to Financial Highlights	42

Notes to Financial Highlights (Unaudited)

@	Calculated based on the average number of shares of common stock outstanding during each fiscal period.

†	Total return based on per share NAV reflects the effects of changes in NAV on the performance of each Fund during each fiscal period. Total return based on per share market value assumes the purchase of shares of common stock at the market price on the first day and sale of common stock at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under each Fund’s distribution reinvestment plan. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns will fluctuate and shares of common stock when sold may be worth more or less than original cost.

*	Not annualized.

**	Annualized.

††	Expense ratios do not include the effect of distributions on Auction Market Preferred Shares (“AMPS”). Income ratios include income earned on assets attributable to the VMTPS (AMPS prior to June 30, 2014, July 1, 2014 and July 2, 2014 for California Fund, Municipal Fund and New York Fund, respectively) outstanding.

^	Prior to June 30, 2014, California Fund had AMPS outstanding. On June 30, 2014, California Fund issued VMTPS and redeemed its outstanding AMPS.

^^	Prior to July 1, 2014, Municipal Fund had AMPS outstanding. On July 1, 2014, Municipal Fund issued VMTPS and redeemed its outstanding AMPS.

^^^	Prior to July 2, 2014, New York Fund had AMPS outstanding. On July 2, 2014, New York Fund issued VMTPS and redeemed its outstanding AMPS.

Ø	Distributions on VMTPS are included in expense ratios. The annualized ratios of distributions on VMTPS to average net assets applicable to common stockholders were:

	Six Months Ended April 30,	Year Ended October 31,
	2019	2018	2017	2016	2015	2014
California Fund	2.01%	1.83%	1.41%	1.06%	0.89%	0.96%
Municipal Fund	1.80%	1.62%	1.24%	0.92%	0.77%	0.83%
New York Fund	1.96%	1.78%	1.36%	1.01%	0.85%	0.91%

ØØ	At April 30, 2019, the Value of Preferred Stock Outstanding is being shown net of unamortized deferred offering costs of approximately $36,000, $40,000 and $36,000 for California Fund, Municipal Fund and New York Fund, respectively. At October 31, 2018, the Value of Preferred Stock Outstanding is being shown net of unamortized deferred offering costs of approximately $19,000, $38,000 and $18,000 for California Fund, Municipal Fund and New York Fund, respectively. At October 31, 2017, the Value of Preferred Stock Outstanding is being shown net of unamortized deferred offering costs of approximately $49,000, $95,000 and $46,000 for California Fund, Municipal Fund and New York Fund, respectively.

¢	Calculated by subtracting the Fund’s total liabilities (excluding the liquidation preference of VMTPS and accumulated unpaid distributions on VMTPS (AMPS prior to June 30, 2014, July 1, 2014 and July 2, 2014 for California Fund, Municipal Fund and New York Fund, respectively)) from the Fund’s total assets and dividing by the number of VMTPS/AMPS outstanding.

43

a

In May 2016, the Funds’ custodian, State Street, announced that it had identified inconsistencies in the way in which the Funds were invoiced for categories of expenses, particularly those deemed “out-of-pocket” costs, from 1998 through November 2015, and refunded to the Funds certain expenses and interest determined to be payable to the Funds for the period. These amounts had no impact on the Funds’ total returns for the year ended October 31, 2017.

b

The custodian expenses refund noted in (a) above, which is non-recurring, is included in these ratios on a non-annualized basis. Had the Funds not received the refund, the annualized ratios of net expenses to average net assets and net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses	Ratio of Net Investment Income/
	to Average Net Assets	(Loss) to Average Net Assets
	Applicable to Common	Applicable to Common
	Stockholders	Stockholders
	Year Ended	Year Ended
	October 31, 2017	October 31, 2017
California Fund	2.76%	3.98%
Municipal Fund	2.31%	4.75%
New York Fund	2.75%	3.86%

c	The annualized ratios of distributions on AMPS to average net assets applicable to common stockholders were:

Year Ended
October 31,
2014
California Fund	0.05%
Municipal Fund	0.04%
New York Fund	0.05%

44

Distribution Reinvestment Plan for each Fund

American Stock Transfer & Trust Company, LLC (the “Plan Agent”) will act as Plan Agent for stockholders who have not elected in writing to receive dividends and distributions in cash (each a “Participant”), will open an account for each Participant under the Distribution Reinvestment Plan (“Plan”) in the same name as their then-current shares of the Fund’s common stock (“Shares”) are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the Shares, each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant’s account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant’s account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant’s account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then-current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an “ex-dividend” basis, but in no event, except as provided below, more than 30 days after the payment date, to apply the amount of such dividend or distribution on each Participant’s Shares (less their pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant’s account. No such purchases may be made more than 30 days after the payment date for such dividend or distribution except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund’s Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant’s uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing

45

of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant’s account. For the purpose of cash investments, the Plan Agent may commingle each Participant’s funds with those of other stockholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant’s Shares acquired pursuant to the Plan together with the Shares of other stockholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent’s name or that of the Plan Agent’s nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the Participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the pro rata expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its stockholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent’s service fee for handling capital gains and other distributions or income dividends will be paid by the Fund. Participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant’s notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant’s account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent’s negligence, bad faith, or willful misconduct or that of its employees. These terms and conditions are governed by the laws of the State of Maryland.

46

Reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions — i.e., reinvestment in additional Shares does not relieve stockholders of, or defer the need to pay, any income tax that may be payable (or that is required to be withheld) on Fund dividends and distributions. Participants should contact their tax professionals for information on how the Plan impacts their personal tax situation. For additional information about the Plan, please contact the Plan Agent by telephone at 1-866-227-2136 or by mail at 6201 15th Avenue, Brooklyn, NY, 11219 or online at www.astfinancial.com.

47

Directory

Investment Manager and Administrator	Plan Agent
Neuberger Berman Investment Advisers LLC	American Stock Transfer & Trust Company, LLC
1290 Avenue of the Americas	Plan Administration Department
New York, NY 10104-0002	P.O. Box 922
877.461.1899 or 212.476.8800	Wall Street Station
New York, NY 10269-0560

Custodian	Overnight correspondence should be sent to:
State Street Bank and Trust Company	American Stock Transfer & Trust Company, LLC
One Lincoln Street	6201 15th Avenue
Boston, MA 02111	Brooklyn, NY 11219

Transfer Agent	Legal Counsel
American Stock Transfer & Trust Company, LLC	K&L Gates LLP
6201 15th Avenue	1601 K Street, NW
Brooklyn, NY 11219	Washington, DC 20006-1600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

48

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website, at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.

Quarterly Portfolio Schedule

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2019). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at www.sec.gov. The portfolio holdings information on Form N-Q or Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).

49

FACTS	WHAT DOES NEUBERGER BERMAN DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■Social Security number and account balances
■income and transaction history
■credit history and credit scores

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Neuberger Berman chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Neuberger Berman share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800.223.6448

This is not part of the Funds’ stockholder report.

Who we are
Who is providing this notice?	Entities within the Neuberger Berman family of companies, mutual funds, and private investment funds.

What we do
How does Neuberger Berman protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

We restrict access to customer information to those employees who need to know such information in order to perform their job responsibilities.

How does Neuberger Berman collect my personal information?

We collect your personal information, for example, when you

■open an account or provide account information
■seek advice about your investments or give us your income information
■give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■sharing for affiliates’ everyday business purposes—information about your creditworthiness
■affiliates from using your information to market to you
■sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■Our affiliates include companies with a Neuberger Berman name; financial companies, such as investment advisers, broker dealers; mutual funds, and private investment funds.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■Nonaffiliates we share with can include companies that perform administrative services on our behalf (such as vendors that provide data processing, transaction processing, and printing services) or other companies such as brokers, dealers, or counterparties in connection with servicing your account.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■Neuberger Berman doesn’t jointly market.

This is not part of the Funds’ stockholder report.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104-0002 Internal Sales & Services 877.461.1899 www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of stockholders and is not an offer for shares of the Funds.

I0208 06/19

Item 2.  Code of Ethics.

The Board of Directors (“Board”) of Neuberger Berman New York Municipal Fund Inc. (“Registrant” or “Fund”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Municipal Fund Inc.’s Form N-CSR, Investment Company Act file number 811-21168 (filed January 7, 2019).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to semi-annual reports on Form N-CSR.

Item 6.  Schedule of Investments.

(a)	The complete schedule of investments for the Registrant is disclosed in the Registrant’s semi-annual report, which is included as Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports on Form N-CSR.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports on Form N-CSR.  There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No reportable purchases for the period covered by this report.
Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which stockholders may recommend nominees to the Board.

Item 11.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	The Fund did not engage in any securities lending activity during the fiscal period ended April 30, 2019.
(b)	The Fund did not did not engage in any securities lending activity and no services were provided by the securities lending agent to the Fund during the fiscal period ended April 30, 2019.
Item 13.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Municipal Fund Inc.’s Form N-CSR, Investment Company Act file number 811-21168 (filed January 7, 2019).
(a)(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(3)	Not applicable to the Registrant.
(a)(4)	Not applicable to the Registrant.
(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman New York Municipal Fund Inc.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: July 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: July 3, 2019

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: July 3, 2019